UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04391

                           OLD MUTUAL ADVISOR FUNDS II
               (Exact name of registrant as specified in charter)

                                    --------

               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                            Old Mutual Capital, Inc.
          4643 South Ulster Street, Sixth Floor, Denver, Colorado 80237
                     (Name and address of agent for service)

                                 Copies to:
     William H. Rheiner, Esq.                     Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll               Old Mutual Capital, Inc.
  1735 Market Street, 51st Floor         4643 South Ultster Street, Sixth Floor
   Philadelphia, PA 19103-7599                      Denver, CO 80237
          (215) 864-8600                             (720) 200-7725

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-720-200-7600

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 98.6%
    BASIC MATERIALS -- 0.7%
      ADVANCED MATERIALS/PRODUCTS -- 0.7%
      Ceradyne*                           25,450  $     1,115
                                                  -----------
    Total Basic Materials (Cost $ 293)                  1,115
                                                  -----------
    CONSUMER CYCLICAL -- 20.2%
      APPAREL MANUFACTURERS -- 1.1%
      Quiksilver*                         63,000          872
      Volcom*                             27,725          943
                                                  -----------
                                                        1,815
                                                  -----------
      ATHLETIC EQUIPMENT -- 0.7%
      Nautilus                            62,975        1,175
                                                  -----------
      CASINO SERVICES -- 0.7%
      Shuffle Master*                     50,500        1,270
                                                  -----------
      DISTRIBUTION/WHOLESALE -- 2.8%
      Beacon Roofing Supply*              50,475        1,450
      Scansource*                         21,100        1,154
      SCP Pool                            57,900        2,155
                                                  -----------
                                                        4,759
                                                  -----------
      E-COMMERCE/PRODUCTS -- 2.6%
      Nutri/System*                       79,900        2,878
      Stamps.com*                         65,550        1,505
                                                  -----------
                                                        4,383
                                                  -----------
      RETAIL-APPAREL/SHOE -- 3.0%
      JOS A Bank Clothiers*               32,875        1,427
      Urban Outfitters*                  147,150        3,724
                                                  -----------
                                                        5,151
                                                  ------------
      RETAIL-GARDENING PRODUCTS -- 1.4%
      Tractor Supply*                     46,300        2,451
                                                  -----------
      RETAIL-MUSIC STORE -- 1.6%
      Guitar Center*                      52,975        2,649
                                                  -----------
      RETAIL-RESTAURANTS -- 4.4%
      California Pizza Kitchen*           46,250        1,479
      PF Chang's China Bistro*            21,050        1,045
      Red Robin Gourmet Burgers*          76,025        3,874
      Texas Roadhouse, Cl A*              72,891        1,133
                                                  -----------
                                                        7,531
                                                  ------------
      RETAIL-SPORTING GOODS -- 1.9%
      Dick's Sporting Goods*              42,225        1,404
      Zumiez*                             44,150        1,908
                                                  -----------
                                                        3,312
                                                  -----------
    Total Consumer Cyclical (Cost $ 19,583)            34,496
                                                  -----------
    CONSUMER NON-CYCLICAL -- 2.6%
      BEVERAGES-NON-ALCOHOLIC -- 2.2%
      Hansen Natural*                     47,300        3,728
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      COSMETICS & TOILETRIES -- 0.4%
      Parlux Fragrances*                  21,100  $       644
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 2,128)          4,372
                                                  -----------
    ENERGY -- 1.9%
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.9%
      Southwestern Energy*                92,500        3,324
                                                  -----------
    Total Energy (Cost $ 2,264)                         3,324
                                                  -----------
    FINANCIAL -- 1.5%
      FINANCE-INVESTMENT BANKER/BROKER-- 0.4%
      optionsXpress Holdings              29,325          720
                                                  -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.1%
      Calamos Asset
         Management,    Cl A              57,283        1,801
                                                  -----------
    Total Financial (Cost $ 2,296)                      2,521
                                                  -----------
    HEALTH CARE -- 33.7%
      DIAGNOSTIC EQUIPMENT -- 0.9%
      Gen-Probe*                          31,800        1,552
                                                  -----------
      DIAGNOSTIC KITS -- 0.7%
      Meridian Bioscience                 58,044        1,169
                                                  -----------
      MEDICAL IMAGING SYSTEMS -- 1.1%
      IRIS International*                 16,800          367
      Merge Technologies*                 58,900        1,475
                                                  -----------
                                                        1,842
                                                  -----------
      MEDICAL INFORMATION SYSTEMS -- 2.3%
      Computer Programs & Systems         39,925        1,654
      Quality Systems                     29,550        2,268
                                                  -----------
                                                        3,922
                                                  -----------
      MEDICAL INSTRUMENTS -- 10.0%
      Angiodynamics*                      63,500        1,621
      Arthrocare*                         58,300        2,457
      DJ Orthopedics*                     42,300        1,167
      Foxhollow Technologies*             21,000          625
      Intuitive Surgical*                 47,075        5,520
      Kyphon*                             50,500        2,062
      Ventana Medical Systems*            85,400        3,617
                                                  -----------
                                                       17,069
                                                  -----------
      MEDICAL LASER SYSTEMS -- 2.0%
      LCA-Vision                          42,050        1,998
      Palomar Medical
      Technologies*                       40,325        1,413
                                                  -----------
                                                        3,411
                                                  -----------
      MEDICAL PRODUCTS -- 0.7%
      American Medical Systems
         Holdings*                        63,200        1,127
                                                  -----------
      MEDICAL-DRUGS -- 1.5%
      Adams Respiratory
         Therapeutics*                    33,625        1,367
      Kos Pharmaceuticals*                23,975        1,240
                                                  -----------
                                                        2,607
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 1.0%
      Radiation Therapy Services*         49,175  $     1,736
                                                  -----------
      PATIENT MONITORING EQUIPMENT-- 1.0%
      Aspect Medical Systems*             33,800        1,161
      Somanetics*                         15,251          488
                                                  -----------
                                                        1,649
                                                  -----------
      PHYSICAL PRACTICE MANAGEMENT-- 4.8%
      American Healthways*               104,800        4,742
      Matria Healthcare*                  88,300        3,423
                                                  -----------
                                                        8,165
                                                  -----------
      PHYSICAL THERAPY/REHABILITATION CENTERS-- 1.2%
      Psychiatric Solutions*              34,845        2,047
                                                  -----------
      THERAPEUTICS -- 2.1%
      United Therapeutics*                50,950        3,522
                                                  -----------
      VETERINARY PRODUCTS -- 0.5%
      PetMed Express*                     63,100          894
                                                  -----------
      VITAMINS & NUTRITION PRODUCTS-- 0.8%
      USANA Health Sciences*              33,625        1,290
                                                  -----------
      X-RAY EQUIPMENT -- 3.1%
      Hologic*                           141,325        5,359
                                                  -----------
    Total Health Care (Cost $ 33,904)                  57,361
                                                  -----------
    INDUSTRIAL -- 2.5%
      ELECTRONIC MEASURING INSTRUMENTS-- 0.9%
      Trimble Navigation*                 42,100        1,494
                                                  -----------
      ELECTRONIC SECURITY DEVICES -- 0.7%
      LoJack*                             50,450        1,217
                                                  -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.4%
      Cogent*                             29,400          667
                                                  -----------
      REMEDIATION SERVICES -- 0.5%
      Clean Harbors*                      33,650          970
                                                  -----------
    Total Industrial (Cost $ 4,628)                     4,348
                                                  -----------
    SERVICES -- 8.7%
      COMMERCIAL SERVICES -- 0.6%
      Steiner Leisure*                    27,350          973
                                                  -----------
      COMPUTER SERVICES -- 0.5%
      SRA International, Cl A*            25,225          770
                                                  -----------
      CONSULTING SERVICES -- 4.5%
      Corporate Executive Board           51,222        4,595
      CRA International*                  33,675        1,606
      Huron Consulting Group              59,500        1,427
                                                  -----------
                                                        7,628
                                                  -----------
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 1.0%
      Chemed                              35,800        1,779
                                                  -----------
      HUMAN RESOURCES -- 0.3%
      Resources Connection*               21,000          547
                                                  -----------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      SCHOOLS-DAY CARE -- 1.8%
      Bright Horizons Family
         Solutions*                       83,600  $     3,097
                                                  -----------
    Total Services (Cost $ 8,947)                      14,794
                                                  -----------
    TECHNOLOGY -- 24.9%
      APPLICATIONS SOFTWARE -- 1.4%
      Progress Software*                  83,950        2,383
                                                  -----------
      COMMUNICATIONS SOFTWARE -- 1.6%
      Witness Systems*                   138,825        2,731
                                                  -----------
      COMPUTER AIDED DESIGN -- 1.9%
      Ansys*                              75,000        3,202
                                                  -----------
      COMPUTER GRAPHICS -- 1.8%
      Trident Microsystems*              168,200        3,028
                                                  -----------
      COMPUTER SOFTWARE -- 0.4%
      Blackbaud                           42,092          719
                                                  -----------
      COMPUTERS-INTEGRATED SYSTEMS-- 4.2%
      Intergraph*                         51,700        2,575
      Micros Systems*                     65,450        3,163
      Rackable Systems*                   48,225        1,373
                                                  -----------
                                                        7,111
                                                  -----------
      E-MARKETING/INFORMATION -- 1.0%
      aQuantive*                          67,275        1,698
                                                  -----------
      E-SERVICES/CONSULTING -- 2.4%
      Websense*                           44,350        2,911
      WebSideStory*                       67,700        1,228
                                                  -----------
                                                        4,139
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.7%
      Microsemi*                         102,900        2,846
                                                  -----------
      ELECTRONIC FORMS -- 0.8%
      Adobe Systems                       37,623        1,391
                                                  -----------
      INTERNET CONTENT-INFORMATION/NETWORKS-- 0.5%
      Jupitermedia*                       58,950          871
                                                  -----------
      INTERNET INFRASTRUCTURE SOFTWARE-- 1.1%
      F5 Networks*                        31,825        1,820
                                                  -----------
      INTERNET SECURITY -- 1.3%
      Blue Coat Systems*                  48,675        2,225
                                                  -----------
      INTERNET TELEPHONY -- 1.2%
      j2 Global Communications*           50,525        2,159
                                                  -----------
      NETWORKING PRODUCTS -- 0.3%
      Netgear*                            25,200          485
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.2%
      Genesis Microchip*                  21,000          380
                                                  -----------
      SEMICONDUCTOR EQUIPMENT -- 0.9%
      Formfactor*                         25,250          617

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund
December 31, 2005 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      SEMICONDUCTOR EQUIPMENT-- CONTINUED
      Tessera Technologies*               33,600  $       868
                                                  -----------
                                                        1,485
                                                  -----------
      TELECOMMUNICATIONS EQUIPMENT-- 1.8%
      Adtran                              67,300        2,001
      Comtech Telecommunications*         16,826          514
      Orckit Communications*              23,125          564
                                                  -----------
                                                        3,079
                                                  -----------
      WIRELESS EQUIPMENT -- 0.4%
      CalAmp*                             67,200          705
                                                  -----------
    Total Technology (Cost $ 29,465)                   42,457
                                                  -----------
    TRANSPORTATION -- 1.9%
      TRANSPORT-SERVICES -- 1.2%
      UTI Worldwide                       21,250        1,973
                                                  -----------
      TRANSPORT-TRUCK -- 0.7%
      Forward Air                         33,525        1,229
                                                  -----------
    Total Transportation (Cost $ 2,762)                 3,202
                                                  -----------
Total Common Stock
  (Cost $105,330)                                     167,990
                                                  -----------

REPURCHASE AGREEMENT -- 1.9%
  Deutsche Bank 4.100%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $3,323,654 (collateralized by
    a U.S. Government obligation,
    par value $3,380,000, 2.000%,
    02/28/06, total market value
    $3,389,186) (A)                       $3,322        3,322
                                                  -----------
Total Repurchase Agreement
  (Cost $3,322)                                         3,322
                                                  -----------

Total Investments 100.5% +
  (Cost $108,652)                                     171,312
                                                  -----------

Other Assets & Liabilities, Net (0.5)%                   (936)
                                                  -----------

Net Assets-- 100.0%                               $   170,376
                                                  ===========
* Non-income producing security.
(A) Tri-party repurchase agreement
Cl-- Class
 Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $109,004,755 and the unrealized appreciation and depreciation were $64,523,054 and $(2,216,103), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 99.0%
    CONSUMER CYCLICAL -- 24.5%
      APPAREL MANUFACTURERS -- 2.8%
      Coach*                             332,253  $    11,077
      Polo Ralph Lauren                  130,100        7,304
                                                  -----------
                                                       18,381
                                                  -----------
      CASINO HOTELS -- 1.9%
      Station Casinos                    179,200       12,150
                                                  -----------
      CASINO SERVICES -- 0.5%
      International Game
      Technology                          94,800        2,918
                                                  -----------
      CRUISE LINES -- 1.5%
      Royal Caribbean Cruises            212,600        9,580
                                                  -----------
      DISTRIBUTION/WHOLESALE -- 2.4%
      CDW                                 92,800        5,343
      Fastenal                           268,800       10,534
                                                  -----------
                                                       15,877
                                                  -----------
      ELECTRONIC MEASURING INSTRUMENTS-- 0.6%
      National Instruments               115,000        3,686
                                                  -----------
      RETAIL-APPAREL/SHOE -- 3.7%
      Chico's FAS*                       233,100       10,240
      Nordstrom                          195,200        7,300
      Pacific Sunwear of
      California*                        258,750        6,448
                                                  -----------
                                                       23,988
                                                  -----------
      RETAIL-AUTO PARTS -- 1.8%
      O'Reilly Automotive*               368,100       11,783
                                                  -----------
      RETAIL-GARDENING PRODUCTS -- 2.0%
      Tractor Supply*                    245,200       12,981
                                                  -----------
      RETAIL-MAIL ORDER -- 2.2%
      Williams-Sonoma*                   329,800       14,231
                                                  -----------
      RETAIL-PET FOOD & SUPPLIES -- 1.2%
      Petsmart                           303,400        7,785
                                                  -----------
      RETAIL-RESTAURANTS -- 3.9%
      Darden Restaurants                 179,000        6,960
      Panera Bread, Cl A*                112,200        7,369
      PF Chang's China Bistro*           114,400        5,678
      Sonic*                             179,100        5,283
                                                  -----------
                                                       25,290
                                                  -----------
    Total Consumer Cyclical (Cost $ 109,667)          158,650
                                                  -----------
    FINANCIAL -- 2.5%
      FIDUCIARY BANKS -- 0.6%
      Investors Financial Services       114,900        4,232
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER-- 1.9%
      Ameritrade Holding*                504,600       12,110
                                                  -----------
    Total Financial (Cost $ 11,176)                    16,342
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    HEALTH CARE -- 19.2%
      DENTAL SUPPLIES & EQUIPMENT -- 2.0%
      Dentsply International             246,400  $    13,229
                                                  -----------
      MEDICAL INSTRUMENTS -- 2.2%
      Techne*                            250,900       14,088
                                                  -----------
      MEDICAL LABS & TESTING SERVICES-- 0.7%
      Covance*                            89,600        4,350
                                                  -----------
      MEDICAL PRODUCTS -- 4.9%
      Henry Schein*                      206,100        8,994
      Mentor                             182,500        8,410
      Varian Medical Systems*            284,000       14,297
                                                  -----------
                                                       31,701
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 4.2%
      Celgene*                           353,700       22,920
      Invitrogen*                         66,500        4,431
                                                  -----------
                                                       27,351
                                                  -----------
      MEDICAL-HMO -- 0.8%
      Sierra Health Services*             67,000        5,357
                                                  -----------
      PHARMACY SERVICES -- 1.4%
      Express Scripts*                   111,800        9,369
                                                  -----------
      RESPIRATORY PRODUCTS -- 3.0%
      Resmed*                            371,700       14,240
      Respironics*                       133,400        4,945
                                                  -----------
                                                       19,185
                                                  -----------
    Total Health Care (Cost $ 65,982)                 124,630
                                                  -----------
    INDUSTRIAL -- 8.3%
      ELECTRONIC MEASURING INSTRUMENTS-- 0.7%
      Trimble Navigation*                118,500        4,206
                                                  -----------
      ELECTRONICS-MILITARY -- 0.8%
      L-3 Communications Holdings         69,700        5,182
                                                  -----------
      INDUSTRIAL AUTOMATION/ROBOTICS-- 2.0%
      Cognex                             430,100       12,942
                                                  -----------
      MACHINERY-PRINT TRADE -- 1.9%
      Zebra Technologies, Cl A*          284,650       12,197
                                                  -----------
      METAL PROCESSORS & FABRICATORS-- 2.9%
      Precision Castparts                366,200       18,973
                                                  -----------
    Total Industrial (Cost $ 37,834)                   53,500
                                                  -----------
    SERVICES -- 13.6%
      ADVERTISING SERVICES -- 1.8%
      Getty Images*                      127,700       11,400
                                                  -----------
      COMMERCIAL SERVICES -- 1.1%
      ChoicePoint*                       161,000        7,166
                                                  -----------
      COMPUTER SERVICES -- 4.2%
      Cognizant Technology
         Solutions, Cl A*                539,951       27,186
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      CONSULTING SERVICES -- 4.1%
      Corporate Executive Board          298,206  $    26,749
                                                  -----------
      SCHOOLS -- 2.4%
      Apollo Group, Cl A*                126,669        7,658
      ITT Educational Services*          138,700        8,199
                                                  -----------
                                                       15,857
                                                  -----------
    Total Services (Cost $ 39,853)                     88,358
                                                  -----------
    TECHNOLOGY -- 30.2%
      APPLICATIONS SOFTWARE -- 1.3%
      Intuit*                            156,900        8,363
                                                  -----------
      CELLULAR TELECOMMUNICATIONS -- 1.8%
      Nextel Partners, Cl A*             410,700       11,475
                                                  -----------
      COMMUNICATIONS SOFTWARE -- 0.9%
      Avid Technology*                   112,051        6,136
                                                  -----------
      COMPUTER AIDED DESIGN -- 2.5%
      Ansys*                             214,715        9,166
      Autodesk                           156,000        6,700
                                                  -----------
                                                       15,866
                                                  -----------
      COMPUTERS-INTEGRATED SYSTEMS-- 1.8%
      Kronos*                            156,400        6,547
      Micros Systems*                    106,100        5,127
                                                  -----------
                                                       11,674
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 1.5%
      Network Appliance*                 370,700       10,009
                                                  -----------
      DECISION SUPPORT SOFTWARE -- 1.7%
      Cognos*                            322,200       11,183
                                                  -----------
      E-SERVICES/CONSULTING -- 0.9%
      Websense*                           89,400        5,868
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.4%
      Jabil Circuit*                     415,100       15,396
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.4%
      Microchip Technology               164,600        5,292
      Omnivision Technologies*           180,600        3,605
                                                  -----------
                                                        8,897
                                                  -----------
      INTERNET SECURITY -- 1.7%
      McAfee*                            413,200       11,210
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 5.5%
      Emulex*                            295,700        5,852
      Linear Technology                  189,500        6,835
      Marvell Technology Group*          356,400       19,991
      Micrel*                            258,900        3,003
                                                  -----------
                                                       35,681
                                                  -----------

                                    SHARES/ FACE      MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      SEMICONDUCTOR EQUIPMENT -- 4.7%
      Lam Research*                      522,500  $    18,643
      Varian Semiconductor
         Equipment*                      269,000       11,817
                                                  -----------
                                                       30,460
                                                  -----------
      TELECOMMUNICATION EQUIPMENT -- 2.1%
      Harris                             312,300       13,432
                                                  -----------
    Total Technology (Cost $ 120,514)                 195,650
                                                  -----------
    TRANSPORTATION -- 0.7%
      TRANSPORT-SERVICES -- 0.7%
      Expeditors International
         Washington                       69,100        4,665
                                                  -----------
    Total Transportation (Cost $ 3,439)                 4,665
                                                  -----------
Total Common Stock
  (Cost $388,465)                                     641,795
                                                  -----------

REPURCHASE AGREEMENT -- 1.4%
  UBS Warburg LLC, 4.240%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $8,983,574 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $2,095,000 to
    $7,257,000, 2.375% to 3.375%,
    02/15/07 to 12/15/08, total
    market value $9,089,129)(A)         $  8,979        8,979
                                                  -----------
Total Repurchase Agreement
  (Cost $8,979)                                         8,979
                                                  -----------

Total Investments 100.4%+
  (Cost $397,444)                                     650,774
                                                  -----------

Other Assets & Liabilities, Net (0.4)%                 (2,289)
                                                  -----------

Net Assets-- 100.0%                               $   648,485
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
HMO -- Health Maintenance Organization
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.
+ At December 31, 2005, the tax basis cost of the Fund's investments was $397,888,105, and the unrealized appreciation and depreciation were $256,554,812 and $(3,668,700), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 96.6%
    CONSUMER CYCLICAL -- 6.5%
      ENTERTAINMENT SOFTWARE -- 1.9%
      Electronic Arts*                    53,100  $     2,777
                                                  -----------
      RETAIL-OFFICE SUPPLIES -- 4.6%
      Staples                            297,350        6,753
                                                  -----------
    Total Consumer Cyclical (Cost $ 7,414)              9,530
                                                  -----------
    FINANCIAL -- 8.4%
      FINANCE-INVESTMENT BANKER/BROKER-- 4.8%
      Goldman Sachs Group                 55,500        7,088
                                                  -----------
      FINANCE-OTHER SERVICES -- 3.6%
      Chicago Mercantile Exchange
         Holdings                         14,500        5,329
                                                  -----------
    Total Financial (Cost $ 10,855)                    12,417
                                                  -----------
    HEALTH CARE -- 16.1%
      MEDICAL INSTRUMENTS -- 1.7%
      Guidant                             37,800        2,448
                                                  -----------
      MEDICAL PRODUCTS -- 3.1%
      Zimmer Holdings*                    66,800        4,505
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 3.8%
      Amgen*                              70,800        5,583
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 4.9%
      Teva Pharmaceutical ADR*           169,700        7,299
                                                  -----------
      PHARMACY SERVICES -- 2.6%
      Caremark Rx*                        74,320        3,849
                                                  -----------
    Total Health Care (Cost $ 20,944)                  23,684
                                                  -----------
    SERVICES -- 9.5%
      E-COMMERCE/SERVICES -- 6.8%
      eBay*                              231,100        9,995
                                                  -----------
      SCHOOLS -- 2.7%
      Apollo Group, Cl A*                 65,500        3,960
                                                  -----------
    Total Services (Cost $ 8,611)                      13,955
                                                  -----------
    TECHNOLOGY -- 56.1%
      APPLICATIONS SOFTWARE -- 9.5%
      Infosys Technologies ADR            92,300        7,463
      Microsoft                          250,100        6,540
                                                  -----------
                                                       14,003
                                                  -----------
      COMPUTER AIDED DESIGN -- 3.5%
      Autodesk                           119,200        5,120
                                                  -----------
      COMPUTERS -- 5.6%
      Apple Computer*                    114,700        8,246
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.6%
      Broadcom, Cl A*                    174,900        8,247
                                                  -----------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 2.5%
      Marvell Technology Group*           65,700  $     3,685
                                                  -----------
      WEB PORTALS/ISP -- 20.5%
      Google, Cl A*                       37,200       15,433
      Yahoo!*                            376,000       14,731
                                                  -----------
                                                       30,164
                                                  -----------
      WIRELESS EQUIPMENT -- 8.9%
      Motorola                           196,300        4,434
      Qualcomm                           199,900        8,612
                                                  -----------
                                                       13,046
                                                  -----------
    Total Technology (Cost $ 54,702)                   82,511
                                                  -----------
Total Common Stock
  (Cost $102,526)                                     142,097
                                                  -----------

REPURCHASE AGREEMENT -- 3.9%
  UBS Securities LLC, 4.240%,
    dated 12/30/05, to be
    repurchased on 01/03/06,
    repurchase price $5,714,846
    (collateralized by a U.S.
    Government obligation, par
    value $6,020,000, 3.375%,
    12/15/08, total market value
    $5,805,568)(A)                      $  5,712        5,712
                                                  -----------
Total Repurchase Agreement
  (Cost $5,712)                                         5,712
                                                  -----------

Total Investments 100.5% +
  (Cost $108,238)                                     147,809
                                                  -----------

Other Assets & Liabilities, Net (0.5)%                   (733)
                                                  -----------

Net Assets-- 100.0 %                              $   147,076
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $108,258,959 , and the unrealized appreciation and depreciation were $42,736,543 and $(3,186,347), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 98.6%
    CONSUMER CYCLICAL -- 15.0%
      APPAREL MANUFACTURERS -- 1.7%
      Coach*                              60,600  $     2,020
                                                  -----------
      ATHLETIC FOOTWEAR -- 1.5%
      Nike, Cl B                          21,500        1,866
                                                  -----------
      CRUISE LINES -- 2.3%
      Carnival, Cl A                      53,100        2,839
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 1.3%
      Electronic Arts*                    28,800        1,507
                                                  -----------
      HOTELS & MOTELS -- 1.3%
      Starwood Hotels & Resorts
         Worldwide                        25,400        1,622
                                                  -----------
      RETAIL-BEDDING -- 0.7%
      Bed Bath & Beyond*                  23,600          853
                                                  -----------
      RETAIL-BUILDING PRODUCTS -- 1.5%
      Lowe's                              27,300        1,820
                                                  -----------
      RETAIL-DISCOUNT -- 1.2%
      Target                              26,800        1,473
                                                  -----------
      RETAIL-DRUG STORE -- 0.7%
      Walgreen                            20,200          894
                                                  -----------
      RETAIL-OFFICE SUPPLIES -- 1.7%
      Staples                             91,910        2,087
                                                  -----------
      RETAIL-RESTAURANTS -- 1.1%
      Starbucks*                          42,900        1,288
                                                  -----------
    Total Consumer Cyclical (Cost $ 11,748)            18,269
                                                  -----------
    CONSUMER NON-CYCLICAL -- 4.6%
      BEVERAGES-NON-ALCOHOLIC -- 1.5%
      PepsiCo                             31,170        1,841
                                                  -----------
      COSMETICS & TOILETRIES -- 1.6%
      Procter & Gamble                    34,100        1,974
                                                  -----------
      FOOD-RETAIL -- 1.5%
      Whole Foods Market                  22,600        1,749
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 4,144)          5,564
                                                  -----------
    ENERGY -- 1.3%
      OIL-FIELD SERVICES -- 1.3%
      Schlumberger                        16,100        1,564
                                                  -----------
    Total Energy (Cost $ 770)                           1,564
                                                  -----------
    FINANCIAL -- 6.7%
      FINANCE-INVESTMENT BANKER/BROKER-- 2.9%
      Goldman Sachs Group                 20,130        2,571
      Merrill Lynch                       14,410          976
                                                  -----------
                                                        3,547
                                                  -----------
                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      FINANCE-MORTGAGE LOAN/BANKER-- 0.7%
      Countrywide Financial               24,798  $       848
                                                  -----------
      FINANCE-OTHER SERVICES -- 2.3%
      Chicago Mercantile Exchange
         Holdings                          7,750        2,848
                                                  -----------
      MULTI-LINE INSURANCE -- 0.8%
      American International Group        13,607          928
                                                  -----------
    Total Financial (Cost $ 6,335)                      8,171
                                                  -----------
    HEALTH CARE -- 27.0%
      MEDICAL INSTRUMENTS -- 5.2%
      Boston Scientific*                  37,600          921
      Guidant                             26,200        1,697
      Medtronic                           32,600        1,877
      St. Jude Medical*                   37,000        1,857
                                                  -----------
                                                        6,352
                                                  -----------
      MEDICAL PRODUCTS -- 4.1%
      Johnson & Johnson                   30,900        1,857
      Stryker                             22,500        1,000
      Varian Medical Systems*             10,800          544
      Zimmer Holdings*                    24,000        1,618
                                                  -----------
                                                        5,019
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 5.7%
      Amgen*                              30,700        2,421
      Genentech*                          27,200        2,516
      Genzyme*                            28,700        2,031
                                                  -----------
                                                        6,968
                                                  -----------
      MEDICAL-DRUGS -- 1.1%
      Pfizer                              56,900        1,327
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 2.3%
      Teva Pharmaceutical ADR*            65,700        2,826
                                                  -----------
      MEDICAL-HMO -- 2.6%
      UnitedHealth Group                  33,700        2,094
      WellPoint*                          13,400        1,069
                                                  -----------
                                                        3,163
                                                  -----------
      OPTICAL SUPPLIES -- 2.2%
      Alcon                               20,800        2,696
                                                  -----------
      PHARMACY SERVICES -- 1.8%
      Caremark Rx*                        41,880        2,169
                                                  -----------
      THERAPEUTICS -- 2.0%
      Gilead Sciences*                    45,700        2,405
                                                  -----------
    Total Health Care (Cost $ 20,998)                  32,925
                                                  -----------
    INDUSTRIAL -- 3.4%
      AEROSPACE/DEFENSE -- 0.8%
      Lockheed Martin                     15,800        1,005
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 1.9%
      General Electric                    67,190        2,355
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      ELECTRONICS-MILITARY -- 0.7%
      L-3 Communications Holdings         10,800  $       803
                                                  -----------
    Total Industrial (Cost $ 3,911)                     4,163
                                                  -----------
    SERVICES -- 7.7%
      COMMERCIAL SERVICES-FINANCE -- 1.2%
      Moody's                             23,100        1,419
                                                  -----------
      COMPUTER SERVICES -- 1.8%
      Cognizant Technology
         Solutions, Cl A*                 44,800        2,256
                                                  -----------
      E-COMMERCE/SERVICES -- 3.3%
      eBay*                               92,800        4,013
                                                  -----------
      SCHOOLS -- 1.4%
      Apollo Group, Cl A*                 27,500        1,663
                                                  -----------
    Total Services (Cost $ 5,499)                       9,351
                                                  -----------
    TECHNOLOGY -- 31.6%
      APPLICATIONS SOFTWARE -- 4.5%
      Infosys Technologies ADR            38,900        3,146
      Microsoft                           89,600        2,343
                                                  -----------
                                                        5,489
                                                  -----------
      COMPUTER AIDED DESIGN -- 2.0%
      Autodesk                            56,500        2,427
                                                  -----------
      COMPUTERS -- 2.7%
      Apple Computer*                     46,600        3,350
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 1.3%
      EMC*                               114,200        1,555
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.5%
      Broadcom, Cl A*                     57,400        2,706
      Intel                               61,800        1,543
                                                  -----------
                                                        4,249
                                                  -----------
      NETWORKING PRODUCTS -- 2.2%
      Cisco Systems*                      87,600        1,500
      Juniper Networks*                   55,800        1,244
                                                  -----------
                                                        2,744
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.7%
      Marvell Technology Group*           37,700        2,115
                                                  -----------
      WEB PORTALS/ISP -- 8.9%
      Google, Cl A*                       14,500        6,015
      Yahoo!*                            122,100        4,784
                                                  -----------
                                                       10,799
                                                  -----------
      WIRELESS EQUIPMENT -- 4.8%
      Motorola                           111,700        2,523
      Qualcomm                            76,600        3,300
                                                  -----------
                                                        5,823
                                                  -----------
    Total Technology (Cost $ 22,777)                   38,551
                                                  -----------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
    TRANSPORTATION -- 1.3%
      TRANSPORT-SERVICES -- 1.3%
      United Parcel Service, Cl B         21,000  $     1,578
                                                  -----------
    Total Transportation (Cost $ 1,628)                 1,578
                                                  -----------
Total Common Stock
  (Cost $77,810)                                      120,136
                                                  -----------

REPURCHASE AGREEMENT -- 1.9%
  UBS Securities LLC, 4.240%,
    dated 12/30/05, to be
    repurchased on 01/03/06,
    repurchase price of
    $2,367,847 (collateralized by
    a U.S. Government obligation,
    par value $2,495,000, 3.375%,
    12/15/08, total market value
    $2,406,128)(A)                       $ 2,367        2,367
                                                  -----------
Total Repurchase Agreement
  (Cost $2,367)                                         2,367
                                                  -----------

Total Investments 100.5% +
  (Cost $80,177)                                      122,503
                                                  -----------

Other Assets & Liabilities, Net (0.5)%                   (621)
                                                  -----------

Net Assets-- 100.0%                               $   121,882
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $80,322,604, and the unrealized appreciation and depreciation were $42,844,906 and $(664,520), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 96.5%
    CONSUMER CYCLICAL -- 10.9%
      DISTRIBUTION/WHOLESALE -- 3.6%
      Fastenal                           141,400  $     5,541
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 1.5%
      Electronic Arts*                    44,770        2,342
                                                  -----------
      HOTELS & MOTELS -- 2.3%
      Starwood Hotels & Resorts
         Worldwide                        55,990        3,576
                                                  -----------
      RETAIL-OFFICE SUPPLIES -- 3.5%
      Staples                            234,140        5,317
                                                  -----------
    Total Consumer Cyclical (Cost $ 15,788)            16,776
                                                  -----------
    CONSUMER NON-CYCLICAL -- 4.3%
      FOOD-RETAIL -- 4.3%
      Whole Foods Market                  84,600        6,547
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 5,779)          6,547
                                                  -----------
    FINANCIAL -- 6.8%
      FINANCE-INVESTMENT BANKER/BROKER-- 4.3%
      Goldman Sachs Group                 51,590        6,589
                                                  -----------
      FINANCE-OTHER SERVICES -- 2.5%
      Chicago Mercantile Exchange
         Holdings                         10,600        3,895
                                                  -----------
    Total Financial (Cost $ 9,332)                     10,484
                                                  -----------
    HEALTH CARE -- 19.2%
      MEDICAL-BIOMEDICAL/GENETIC -- 3.8%
      Genentech*                          63,100        5,837
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 5.9%
      Teva Pharmaceutical ADR*           211,490        9,096
                                                  -----------
      MEDICAL-HMO -- 4.1%
      UnitedHealth Group                  85,780        5,330
      WellPoint*                          13,130        1,048
                                                  -----------
                                                        6,378
      PHYSICAL THERAPY/REHABILITATION CENTERS-- 1.3%
      Psychiatric Solutions*              33,500        1,968
                                                  -----------
      THERAPEUTICS -- 4.1%
      Gilead Sciences*                   119,500        6,289
                                                  -----------
    Total Health Care (Cost $ 23,710)                  29,568
                                                  -----------
    INDUSTRIAL -- 1.1%
      MACHINERY-CONSTRUCTION & MINING-- 1.1%
      JLG                                 38,200        1,744
                                                  -----------
    Total Industrial (Cost $ 1,562)                     1,744
                                                  -----------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    SERVICES -- 9.3%
      COMPUTER SERVICES -- 4.2%
      Cognizant Technology
         Solutions, Cl A*                126,970  $     6,393
                                                  -----------
      E-COMMERCE/SERVICES -- 5.1%
      eBay*                              182,150        7,878
                                                  -----------
    Total Services (Cost $ 11,935)                     14,271
                                                  -----------
    TECHNOLOGY -- 44.9%
      APPLICATIONS SOFTWARE -- 3.9%
      Microsoft                          232,110        6,070
                                                  -----------
      COMPUTER AIDED DESIGN -- 0.8%
      Autodesk                            26,930        1,157
                                                  -----------
      COMPUTERS -- 4.4%
      Apple Computer*                     93,300        6,707
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 2.9%
      Global Payments                     95,500        4,451
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.9%
      Broadcom, Cl A*                    107,220        5,055
      Intel                               37,570          938
                                                  -----------
                                                        5,993
                                                  -----------
      INTERNET TELEPHONY -- 2.5%
      j2 Global Communications*           88,200        3,770
                                                  -----------
      NETWORKING PRODUCTS -- 1.3%
      Juniper Networks*                   92,810        2,070
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 6.0%
      Marvell Technology Group*          135,000        7,572
      Standard Microsystems*              58,000        1,664
                                                  -----------
                                                        9,236
                                                  -----------
      WEB PORTALS/ISP -- 12.0%
      Google, Cl A*                       23,060        9,567
      Yahoo!*                            226,140        8,860
                                                  -----------
                                                       18,427
                                                  -----------
      WIRELESS EQUIPMENT -- 7.2%
      Motorola                           225,000        5,083
      Qualcomm                           139,930        6,028
                                                  -----------
                                                       11,111
                                                  -----------
    Total Technology (Cost $ 50,261)                   68,992
                                                  -----------
Total Common Stock (Cost $118,367)                    148,382
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund
December 31, 2005 (Unaudited)

                                    FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.0%
  Morgan Stanley, 4.130%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $6,157,220 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $30,000 to
    $6,160,000, 0.000% to 5.000%,
    01/15/06 to 12/21/15, total
    market value $6,280,541)(A)         $  6,154  $     6,154
                                                  -----------
Total Repurchase Agreement
  (Cost $6,154)                                         6,154
                                                  -----------

Total Investments 100.5% +
  (Cost $124,521)                                     154,536
                                                  -----------

Other Assets & Liabilities, Net (0.5)%                   (818)
                                                  -----------

Net Assets-- 100.0%                               $   153,718
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $124,628,446, and the unrealized appreciation and depreciation were $31,123,241 and $(1,215,404) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 94.9%
    BASIC MATERIALS -- 2.0%
      ADVANCED MATERIALS/PRODUCTS -- 0.3%
      Ceradyne*                            4,075  $       179
                                                  -----------
      CHEMICALS-DIVERSIFIED -- 0.7%
      Olin                                18,440          363
                                                  -----------
      CHEMICALS-PLASTICS -- 0.2%
      Spartech                             4,470           98
                                                  -----------
      CHEMICALS-SPECIALTY -- 0.2%
      Hercules*                            9,410          106
                                                  -----------
      PAPER & RELATED PRODUCTS -- 0.6%
      Neenah Paper                        10,320          289
                                                  -----------
    Total Basic Materials (Cost $ 889)                  1,035
                                                  -----------
    CONSUMER CYCLICAL -- 19.6%
      APPAREL MANUFACTURERS -- 0.9%
      Carter's*                            2,460          145
      Quiksilver*                         10,800          150
      Volcom*                              4,775          162
                                                  -----------
                                                          457
                                                  -----------
      ATHLETIC EQUIPMENT -- 0.4%
      Nautilus                            10,825          202
                                                  -----------
      BROADCAST SERVICES/PROGRAMMING-- 0.5%
      Nexstar Broadcasting Group,
            Cl A*                         47,750          239
                                                  -----------
      CABLE TV-- 1.2%
      Mediacom Communications,
         Cl A*                           112,800          619
                                                  -----------
      CASINO SERVICES -- 0.4%
      Shuffle Master*                      8,550          215
                                                  -----------
      DISTRIBUTION/WHOLESALE -- 1.7%
      Beacon Roofing Supply*               8,550          246
      Scansource*                          3,500          191
      SCP Pool                            11,250          419
                                                  -----------
                                                          856
                                                  -----------
      E-COMMERCE/PRODUCTS -- 1.4%
      Nutri/System*                       13,575          489
      Stamps.com*                         10,700          246
                                                  -----------
                                                          735
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 0.2%
      Take-Two Interactive
      Software*                            5,100           90
                                                  -----------
      HOTELS & MOTELS -- 0.6%
      Jameson Inns*                      131,600          283
                                                  -----------
      MULTIMEDIA-- 0.4%
      Entravision Communications,
           Cl A*                          31,790          226
                                                  -----------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      PUBLISHING-BOOKS -- 0.4%
      Scholastic*                          7,520  $       215
                                                  -----------
      PUBLISHING-NEWSPAPERS -- 0.4%
      Journal Register*                   14,010          210
                                                  -----------
      PUBLISHING-PERIODICALS -- 0.7%
      Reader's Digest                     21,990          335
                                                  -----------
      RADIO -- 1.6%
      Emmis Communications, Cl A*         11,260          224
      Radio One, Cl A*                    18,900          194
      Radio One, Cl D*                    15,290          158
      Spanish Broadcasting
         System, Cl A*                    50,820          260
                                                  -----------
                                                          836
                                                  -----------
      RETAIL-APPAREL/SHOE -- 1.7%
      JOS A Bank Clothiers*                5,625          244
      Urban Outfitters*                   25,050          634
                                                  -----------
                                                          878
                                                  -----------
      RETAIL-CATALOG SHOPPING -- 0.4%
      MSC Industrial Direct, Cl A          5,000          201
                                                  -----------
      RETAIL-GARDENING PRODUCTS -- 0.8%
      Tractor Supply*                      7,775          412
                                                  -----------
      RETAIL-MUSIC STORE -- 0.8%
      Guitar Center*                       8,500          425
                                                  -----------
      RETAIL-RESTAURANTS -- 2.4%
      California Pizza Kitchen*            7,800          249
      PF Chang's China Bistro*             3,550          176
      Red Robin Gourmet Burgers*          12,500          637
      Texas Roadhouse, Cl A*              12,400          193
                                                  -----------
                                                        1,255
                                                  -----------
      RETAIL-SPORTING GOODS -- 1.1%
      Dick's Sporting Goods*               6,950          231
      Zumiez*                              7,500          324
                                                  -----------
                                                          555
                                                  -----------
      RETAIL-VIDEO RENTAL -- 0.5%
      Blockbuster, Cl A                   75,170          282
                                                  -----------
      TELEVISION-- 1.1%
      Sinclair Broadcast Group,
      Cl A                                58,840          541
                                                  -----------
    Total Consumer Cyclical (Cost $ 8,587)             10,067
                                                  -----------
    CONSUMER NON-CYCLICAL -- 2.6%
      AGRICULTURAL OPERATIONS -- 0.8%
      Delta & Pine Land                    9,000          207
      Tejon Ranch*                         5,350          214
                                                  -----------
                                                          421
                                                  -----------
      BEVERAGES-NON-ALCOHOLIC -- 1.2%
      Hansen Natural*                      8,000          630
                                                  -----------
      CONSUMER PRODUCTS - MISCELLANEOUS-- 0.4%
      Helen of Troy*                      12,000          193
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      COSMETICS & TOILETRIES -- 0.2%
      Parlux Fragrances*                   3,500  $       107
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 955)            1,351
                                                  -----------
    ENERGY -- 2.6%
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.4%
      Energy Partners*                     2,500           55
      Southwestern Energy*                15,700          564
      Stone Energy*                        2,240          102
                                                  -----------
                                                          721
                                                  -----------
      OIL-FIELD SERVICES -- 1.2%
      Cal Dive International*              4,600          165
      Core Laboratories*                   5,030          188
      W-H Energy Services*                 7,250          240
                                                  -----------
                                                          593
                                                  -----------
    Total Energy (Cost $ 601)                           1,314
                                                  -----------
    FINANCIAL -- 12.6%
      COMMERCIAL BANKS-CENTRAL US -- 1.0%
      PrivateBancorp                      13,700          487
                                                  -----------
      COMMERCIAL BANKS-EASTERN US -- 0.2%
      Signature Bank*                      3,740          105
                                                  -----------
      COMMERCIAL BANKS-WESTERN US -- 0.2%
      SVB Financial Group*                 2,600          122
                                                  -----------
      FINANCE-CONSUMER LOANS -- 2.2%
      Collegiate Funding Services
         LLC*                             34,930          690
      First Marblehead                     7,160          235
      Portfolio Recovery
      Associates*                          4,710          219
                                                  -----------
                                                        1,144
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER-- 0.3%
      GFI Group*                             830           40
      optionsXpress Holdings*              5,100          125
                                                  -----------
                                                          165
                                                  -----------
      FINANCE-OTHER SERVICES -- 0.9%
      Asset Acceptance Capital*           11,350          255
      MarketAxess Holdings*               16,200          185
                                                  -----------
                                                          440
                                                  -----------
      INSURANCE BROKERS -- 0.4%
      USI Holdings*                       15,920          219
                                                  -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.0%
      Affiliated Managers Group*           2,570          206
      Calamos Asset Management,
         Cl A                              9,600          302
                                                  -----------
                                                          508
                                                  -----------
      LIFE/HEALTH INSURANCE -- 0.7%
      KMG America*                        37,160          341
                                                  -----------
      MULTI-LINE INSURANCE -- 0.2%
      Hanover Insurance Group*             2,940          123
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      PROPERTY/CASUALTY INSURANCE -- 0.4%
      EMC Insurance Group                  9,220  $       184
                                                  -----------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
      CB Richard Ellis Group, Cl
      A*                                   1,080           64
      Trammell Crow*                       4,730          121
                                                  -----------
                                                          185
                                                  -----------
      REINSURANCE -- 1.1%
      Aspen Insurance Holdings            10,400          246
      Endurance Specialty Holdings         3,800          136
      PXRE Group                          14,680          191
                                                  -----------
                                                          573
                                                  -----------
      REITS-HOTELS -- 1.9%
      Ashford Hospitality Trust           22,970          241
      DiamondRock Hospitality             18,720          224
      MeriStar Hospitality*               55,000          517
                                                  -----------
                                                          982
                                                  -----------
      REITS-MORTGAGE -- 0.7%
      HomeBanc                            50,390          377
                                                  -----------
      REITS-OFFICE PROPERTY -- 0.3%
      American Financial Realty
      Trust                               13,500          162
                                                  -----------
      S&L/THRIFTS - CENTRAL US -- 0.1%
      Franklin Bank*                       3,860           69
                                                  -----------
      S&L/THRIFTS-EASTERN US -- 0.5%
      NewAlliance Bancshares              16,400          238
                                                  -----------
      S&L/THRIFTS-SOUTHERN US -- 0.1%
      BankAtlantic Bancorp                 3,700           52
                                                  -----------
    Total Financial (Cost $ 5,215)                      6,476
                                                  -----------
    HEALTH CARE -- 21.5%
      DIAGNOSTIC EQUIPMENT -- 0.5%
      Gen-Probe*                           5,350          261
                                                  -----------
      DIAGNOSTIC KITS -- 0.4%
      Meridian Bioscience                  9,800          197
                                                  -----------
      DISPOSABLE MEDICAL PRODUCTS -- 0.3%
      ICU Medical*                         3,370          132
                                                  -----------
      MEDICAL IMAGING SYSTEMS -- 0.6%
      IRIS International*                  2,850           62
      Merge Technologies*                 10,000          251
                                                  -----------
                                                          313
                                                  -----------
      MEDICAL INFORMATION SYSTEMS -- 1.3%
      Computer Programs & Systems          6,600          274
      Quality Systems                      4,875          374
                                                  -----------
                                                          648
                                                  -----------
      MEDICAL INSTRUMENTS -- 5.9%
      Angiodynamics*                      10,200          260
      Arthrocare*                          9,000          379
      DJ Orthopedics*                      6,900          190
      Foxhollow Technologies*              3,600          107
      Intuitive Surgical*                  8,025          941

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      MEDICAL INSTRUMENTS -- CONTINUED
      Kyphon*                              8,500  $       347
      Symmetry Medical*                   11,330          220
      Ventana Medical Systems*            13,800          585
                                                  -----------
                                                        3,029
                                                  -----------
      MEDICAL LASER SYSTEMS -- 1.1%
      LCA-Vision                           7,125          339
      Palomar Medical
      Technologies*                        6,400          224
                                                  -----------
                                                          563
                                                  -----------
      MEDICAL PRODUCTS -- 0.4%
      American Medical Systems
         Holdings*                        10,600          189
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
      Applera Corp - Celera
         Genomics Group*                  20,110          220
      Enzon Pharmaceuticals*              15,420          114
                                                  -----------
                                                          334
                                                  -----------
      MEDICAL-DRUGS -- 1.4%
      Adams Respiratory
         Therapeutics*                     5,725          233
      Angiotech Pharmaceuticals*          19,820          260
      Kos Pharmaceuticals*                 4,075          211
                                                  -----------
                                                          704
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 0.6%
      Perrigo                             21,150          315
                                                  -----------
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                  1,790           65
                                                  -----------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 0.6%
      Radiation Therapy Services*          8,375          296
                                                  -----------
      PATIENT MONITORING EQUIPMENT-- 0.5%
      Aspect Medical Systems*              5,500          189
      Somanetics*                          2,600           83
                                                  -----------
                                                          272
                                                  -----------
      PHYSICAL PRACTICE MANAGEMENT-- 2.7%
      American Healthways*                18,175          823
      Matria Healthcare*                  15,025          582
                                                  -----------
                                                        1,405
                                                  -----------
      PHYSICAL THERAPY/REHABILITATION CENTERS-- 0.9%
      Psychiatric Solutions*               8,050          473
                                                  -----------
      THERAPEUTICS -- 1.2%
      QLT*                                11,280           72
      United Therapeutics*                 7,975          551
                                                  -----------
                                                          623
                                                  -----------
      VETERINARY PRODUCTS -- 0.3%
      PetMed Express*                     10,700          152
                                                  -----------
      VITAMINS & NUTRITION PRODUCTS-- 0.4%
      USANA Health Sciences*               5,725          220
                                                  -----------

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      X-RAY EQUIPMENT -- 1.7%
      Hologic*                            23,500  $       891
                                                  -----------
    Total Health Care (Cost $ 6,712)                   11,082
                                                  -----------
    INDUSTRIAL -- 7.1%
      AEROSPACE/DEFENSE -- 0.8%
      Armor Holdings*                      5,190          221
      Teledyne Technologies*               6,130          179
                                                  -----------
                                                          400
                                                  -----------
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      BE Aerospace*                        5,340          117
                                                  -----------
      BATTERIES/BATTERY SYSTEMS -- 0.7%
      Greatbatch*                         13,490          351
                                                  -----------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.3%
      Insituform Technologies*             9,280          180
                                                  -----------
      BUILDING-HEAVY CONSTRUCTION -- 0.3%
      Washington Group
         International*                    2,650          140
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.3%
      Brink's                              3,490          167
                                                  -----------
      ELECTRONIC MEASURING INSTRUMENTS-- 0.5%
      Trimble Navigation*                  7,100          252
                                                  -----------
      ELECTRONIC SECURITY DEVICES -- 0.4%
      LoJack*                              8,600          208
                                                  -----------
      ELECTRONICS-MILITARY -- 0.3%
      EDO                                  6,240          169
                                                  -----------
      ENGINEERING/R&D SERVICES -- 0.4%
      Shaw Group*                          8,000          233
                                                  -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.5%
      Cogent*                              5,025          114
      Symbol Technologies                 10,600          136
                                                  -----------
                                                          250
                                                  -----------
      MACHINERY-GENERAL INDUSTRY -- 0.6%
      Wabtec                              10,610          285
                                                  -----------
      NON-HAZARDOUS WASTE DISPOSAL-- 0.6%
      WCA Waste*                          36,840          291
                                                  -----------
      REMEDIATION SERVICES -- 0.3%
      Clean Harbors*                       5,700          164
                                                  -----------
      TRANSPORT-EQUIPMENT & LEASING-- 0.5%
      GATX                                 6,600          238
                                                  -----------
      WIRE & CABLE PRODUCTS -- 0.4%
      General Cable*                      11,660          230
                                                  -----------
    Total Industrial (Cost $ 2,863)                     3,675
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
-----------------------------------------------------------------
    SERVICES -- 7.2%
      COMMERCIAL SERVICES -- 0.3%
      Steiner Leisure*                     4,600  $       164
                                                  -----------
      COMMERCIAL SERVICES-FINANCE -- 0.5%
      Wright Express*                     12,740          280
                                                  -----------
      COMPUTER SERVICES -- 2.2%
      Cognizant Technology
         Solutions, Cl A*                 14,000          705
      Manhattan Associates*                7,750          159
      Perot Systems, Cl A*                 7,800          110
      SRA International, Cl A*             4,300          131
                                                  -----------
                                                        1,105
                                                  -----------
      CONSULTING SERVICES -- 1.0%
      CRA International*                   5,675          271
      Huron Consulting Group               9,300          223
                                                  -----------
                                                          494
                                                  -----------
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 0.6%
      Chemed                               6,000          298
                                                  -----------
      E-SERVICES/CONSULTING -- 0.2%
      Keynote Systems*                     8,800          113
                                                  -----------
      HUMAN RESOURCES -- 0.5%
      Medical Staffing Network
         Holdings*                        31,620          170
      Resources Connection*                3,600           94
                                                  -----------
                                                          264
                                                  -----------
      RESEARCH & DEVELOPMENT -- 0.5%
      PRA International*                   9,500          267
                                                  -----------
      SCHOOLS-DAY CARE -- 0.9%
      Bright Horizons Family
         Solutions*                       12,500          463
                                                  -----------
      TELEPHONE-INTEGRATED -- 0.5%
      Valor Communications Group          23,760          271
                                                  -----------
    Total Services (Cost $ 2,819)                       3,719
                                                  -----------
    TECHNOLOGY -- 18.6%
      APPLICATIONS SOFTWARE -- 0.9%
      Progress Software*                  14,450          410
      Quest Software*                      4,970           73
                                                  -----------
                                                          483
                                                  -----------
      B2B/E-COMMERCE -- 0.2%
      webMethods*                         11,530           89
                                                  -----------
      COMMUNICATIONS SOFTWARE -- 0.9%
      Witness Systems*                    23,550          463
                                                  -----------
      COMPUTER AIDED DESIGN -- 1.2%
      Ansys*                              11,450          489
      Parametric Technology*              20,410          124
                                                  -----------
                                                          613
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      COMPUTER GRAPHICS -- 1.0%
      Trident Microsystems*               28,600  $       515
                                                  -----------
      COMPUTER SOFTWARE -- 0.2%
      Blackbaud                            7,104          121
                                                  -----------
      COMPUTERS-INTEGRATED SYSTEMS-- 2.3%
      Intergraph*                          8,800          438
      Micros Systems*                     10,750          520
      Rackable Systems*                    8,350          238
                                                  -----------
                                                        1,196
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 0.2%
      Maxtor*                             16,330          113
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 0.6%
      MoneyGram International             10,980          286
                                                  -----------
      DECISION SUPPORT SOFTWARE -- 0.2%
      NetIQ*                              10,340          127
                                                  -----------
      E-MARKETING/INFORMATION -- 0.6%
      aQuantive*                          11,450          289
                                                  -----------
      E-SERVICES/CONSULTING -- 1.3%
      Websense*                            7,300          479
      WebSideStory*                       11,000          200
                                                  -----------
                                                          679
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.5%
      Integrated Silicon
      Solutions*                          13,550           87
      Omnivision Technologies*             6,740          135
      Zoran*                               1,610           26
                                                  -----------
                                                          248
                                                  -----------
      ELECTRONIC FORMS -- 0.5%
      Adobe Systems                        6,384          236
                                                  -----------
      ENTERPRISE SOFTWARE/SERVICES-- 0.8%
      Informatica*                        22,660          272
      Manugistics Group*                  19,530           34
      SSA Global Technologies*             6,800          124
                                                  -----------
                                                          430
                                                  -----------
      INTERNET CONTENT-INFORMATION/NETWORKS-- 0.3%
      Jupitermedia*                        9,900          146
                                                  -----------
      INTERNET INFRASTRUCTURE SOFTWARE-- 0.6%
      F5 Networks*                         5,375          308
                                                  -----------
      INTERNET SECURITY -- 0.7%
      Blue Coat Systems*                   7,900          361
                                                  -----------
      INTERNET TELEPHONY -- 0.7%
      j2 Global Communications*            8,500          363
                                                  -----------
      NETWORKING PRODUCTS -- 0.7%
      Adaptec*                            23,200          135
      Foundry Networks*                   11,450          158
      Netgear*                             4,300           83
                                                  -----------
                                                          376
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.6%
      Genesis Microchip*                   3,600  $        65
      Integrated Device
      Technology*                          5,200           69
      Marvell Technology Group*           11,000          617
      Standard Microsystems*               1,830           52
                                                  -----------
                                                          803
                                                  -----------
      SEMICONDUCTOR EQUIPMENT -- 0.5%
      Formfactor*                          4,250          104
      Tessera Technologies*                5,750          149
                                                  -----------
                                                          253
                                                  -----------
      SOFTWARE TOOLS -- 0.5%
      Borland Software*                   35,890          234
                                                  -----------
      TELECOMMUNICATIONS EQUIPMENT-- 1.0%
      Adtran                              11,400          339
      Comtech Telecommunications*          2,862           87
      Orckit Communications*               3,925           96
                                                  -----------
                                                          522
                                                  -----------
      TELECOMMUNICATION SERVICES -- 0.4%
      Iowa Telecommunications
         Services                         13,310          206
                                                  -----------
      WIRELESS EQUIPMENT -- 0.2%
      CalAmp*                             11,500          121
                                                  -----------
    Total Technology (Cost $ 7,005)                     9,581
                                                  -----------
    TRANSPORTATION -- 1.0%
      TRANSPORT-SERVICES -- 0.6%
      UTI Worldwide                        3,325          309
                                                  -----------
      TRANSPORT-TRUCK -- 0.4%
      Forward Air                          5,825          213
                                                  -----------
    Total Transportation (Cost $ 417)                     522
                                                  -----------
    UTILITIES -- 0.1%
      ELECTRIC-INTEGRATED -- 0.1%
      Pike Electric*                       2,300           37
                                                  -----------
    Total Utilities (Cost $ 32)                            37
                                                  -----------
Total Common Stock
  (Cost $36,095)                                       48,859
                                                  -----------

INVESTMENT COMPANY -- 0.6%
    INDEX FUND-SMALL CAP -- 0.6%
      iShares Russell 2000 Index
         Fund                              4,600          307
                                                  -----------
Total Investment Company
  (Cost $289)                                             307
                                                  -----------

                                    FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
  Morgan Stanley, 4.050%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $2,090,550 (collateralized by
    a U.S. Government obligation,
    par value $3,612,264, 0.000%,
    08/15/17, total market value
    $2,131,402)(A)                      $  2,089  $     2,089
                                                  -----------
Total Repurchase Agreement
  (Cost $2,089)                                         2,089
                                                  -----------

Total Investments 99.5% +
  (Cost $38,473)                                       51,255
                                                  -----------

Other Assets & Liabilities, Net 0.5%                      259
                                                  -----------

Net Assets-- 100.0 %                              $    51,514
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $38,473,366, and the unrealized appreciation and depreciation were $14,807,843 and $(2,026,334), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Disciplined Equity Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 95.6%
    BASIC MATERIALS -- 3.9%
      CHEMICALS-DIVERSIFIED -- 1.9%
      Dow Chemical                        13,559  $       594
                                                  -----------
      GOLD MINING -- 2.0%
      Newmont Mining                      12,222          653
                                                  -----------
    Total Basic Materials (Cost $ 1,112)                1,247
                                                  -----------
    CONSUMER CYCLICAL -- 10.4%
      APPAREL MANUFACTURERS -- 0.9%
      VF                                   5,184          287
                                                  -----------
      BUILDING-RESIDENTIAL/COMMERCIAL-- 2.6%
      KB Home                              9,673          703
      Lennar                               2,266          138
                                                  -----------
                                                          841
                                                  -----------
      E-COMMERCE/PRODUCTS -- 0.5%
      Amazon.com*                          3,015          142
                                                  -----------
      LEISURE & REC PRODUCTS -- 1.2%
      Brunswick                            9,036          367
                                                  -----------
      MULTIMEDIA -- 0.1%
      Walt Disney*                         1,648           39
                                                  -----------
      RETAIL-BUILDING PRODUCTS -- 2.3%
      Home Depot                          17,932          726
                                                  -----------
      RETAIL-DISCOUNT -- 0.1%
      Wal-Mart Stores                        931           44
                                                  -----------
      RETAIL-RESTAURANTS -- 2.7%
      Darden Restaurants                  21,569          839
      Yum! Brands                            641           30
                                                  -----------
                                                          869
                                                  -----------
    Total Consumer Cyclical (Cost $ 3,075)              3,315
                                                  -----------
    CONSUMER NON-CYCLICAL -- 6.6%
      AGRICULTURAL OPERATIONS -- 2.5%
      Archer-Daniels-Midland              32,256          796
                                                  -----------
      CONSUMER PRODUCTS-MISCELLANEOUS-- 3.0%
      Fortune Brands                      12,053          940
                                                  -----------
      COSMETICS & TOILETRIES -- 0.4%
      Procter & Gamble                     2,278          132
                                                  -----------
      FOOD - MEAT PRODUCTS -- 0.3%
      Tyson Foods                          6,155          105
                                                  -----------
      TOBACCO -- 0.4%
      Reynolds American                    1,357          129
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 2,003)          2,102
                                                  -----------
    ENERGY -- 10.2%
      OIL COMP - EXPLORATION & PRODUCTION-- 1.8%
      Burlington Resources                   952           82

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      OIL COMP - EXPLORATION & PRODUCTION-- CONTINUED
      Devon Energy                         7,686  $       481
                                                  -----------
                                                          563
                                                  -----------
      OIL COMPANIES-INTEGRATED -- 8.4%
      Chevron                             13,848          786
      ConocoPhillips                       1,874          109
      Exxon Mobil                         30,519        1,714
      Occidental Petroleum                 1,158           93
                                                  -----------
                                                        2,702
                                                  -----------
    Total Energy (Cost $ 3,019)                         3,265
                                                  -----------
    FINANCIAL -- 21.3%
      FINANCE - CREDIT CARD -- 0.3%
      MBNA                                 3,278           89
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER-- 1.9%
      Citigroup                            9,257          449
      Lehman Brothers Holdings             1,142          147
                                                  -----------
                                                          596
                                                  -----------
      FINANCE-MORTGAGE LOAN/BANKER-- 0.9%
      Countrywide Financial                8,154          279
                                                  -----------
      LIFE/HEALTH INSURANCE -- 0.8%
      Cigna                                2,278          254
                                                  -----------
      MULTI-LINE INSURANCE -- 6.7%
      Allstate                            18,375          993
      Hartford Financial Services
         Group                             1,895          163
      Metlife                             20,462        1,003
                                                  -----------
                                                        2,159
                                                  -----------
      PROPERTY/CASUALTY INSURANCE -- 1.1%
      ACE                                    571           30
      St. Paul Travelers                   7,067          316
                                                  -----------
                                                          346
                                                  -----------
      S&L/THRIFTS-WESTERN US -- 1.3%
      Washington Mutual                    9,833          428
                                                  -----------
      SUPER-REGIONAL BANKS-US -- 8.3%
      US Bancorp                          17,808          532
      Wachovia                            17,954          949
      Wells Fargo                         18,785        1,180
                                                  -----------
                                                        2,661
                                                  -----------
    Total Financial (Cost $ 6,536)                      6,812
                                                  -----------
    HEALTH CARE -- 12.5%
      HEALTH CARE COST CONTAINMENT -- 2.5%
      McKesson                            15,442          797
                                                  -----------
      MEDICAL INSTRUMENTS -- 0.2%
      Guidant                                806           52
                                                  -----------
      MEDICAL PRODUCTS -- 4.4%
      Johnson & Johnson                   22,965        1,380

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Disciplined Equity Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      MEDICAL PRODUCTS -- CONTINUED
      Stryker                                666  $        30
                                                  -----------
                                                        1,410
                                                  -----------
      MEDICAL-DRUGS -- 1.5%
      Forest Laboratories*                 7,396          301
      Pfizer                               7,892          184
                                                  -----------
                                                          485
                                                  -----------
      MEDICAL-HMO -- 1.9%
      Coventry Health Care*                3,609          206
      Humana*                              5,590          304
      UnitedHealth Group                   1,795          111
                                                  -----------
                                                          621
                                                  -----------
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 1.9%
      AmerisourceBergen                    8,460          350
      Cardinal Health                      3,897          268
                                                  -----------
                                                          618
                                                  -----------
      OPTICAL SUPPLIES -- 0.1%
      Bausch & Lomb                          387           26
                                                  -----------
    Total Health Care (Cost $ 3,515)                    4,009
                                                  -----------
    INDUSTRIAL -- 4.5%
      AEROSPACE/DEFENSE -- 1.3%
      Lockheed Martin                      6,385          406
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.3%
      General Electric                     2,892          101
                                                  -----------
      INSTRUMENTS-SCIENTIFIC -- 1.3%
      Fisher Scientific
      International*                       6,442          399
                                                  -----------
      MACHINERY-CONSTRUCTION & MINING-- 1.5%
      Caterpillar                          8,388          485
                                                  -----------
      TOOLS-HAND HELD -- 0.1%
      Black & Decker                         441           38
                                                  -----------
    Total Industrial (Cost $ 1,355)                     1,429
                                                  -----------
    SERVICES -- 4.1%
      COMMERCIAL SERVICES-FINANCE -- 1.7%
      H&R Block                           21,883          537
                                                  -----------
      COMPUTER SERVICES -- 0.7%
      Affiliated Computer
      Services*                            3,964          235
                                                  -----------
      TELEPHONE-INTEGRATED -- 1.7%
      AT&T                                 1,557           38
      Sprint Nextel                       21,962          513
                                                  -----------
                                                          551
                                                  -----------
    Total Services (Cost $ 1,202)                       1,323
                                                  -----------
    TECHNOLOGY -- 16.8%
      APPLICATIONS SOFTWARE -- 1.7%
      Microsoft                           20,219          529
                                                  -----------

                                    SHARES/FACE      MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      COMPUTERS -- 6.3%
      Hewlett-Packard                     26,367  $       755
      International Business
      Machines                            15,199        1,249
                                                  -----------
                                                        2,004
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.1%
      Intel                               47,823        1,194
      Texas Instruments                   14,091          452
                                                  -----------
                                                        1,646
                                                  -----------
      NETWORKING PRODUCTS -- 0.9%
      Cisco Systems*                      17,070          292
                                                  -----------
      WEB PORTALS/ISP -- 2.4%
      Yahoo!*                             19,553          766
                                                  -----------
      WIRELESS EQUIPMENT -- 0.4%
      Motorola                             5,439          123
                                                  -----------
    Total Technology (Cost $ 4,905)                     5,360
                                                  -----------
    TRANSPORTATION -- 1.3%
      TRANSPORT - SERVICES -- 0.4%
      United Parcel Service, Cl B          1,549          116
                                                  -----------
      TRANSPORT-RAIL -- 0.9%
      CSX                                  1,470           75
      Norfolk Southern                     4,852          217
                                                  -----------
                                                          292
                                                  -----------
    Total Transportation (Cost $ 284)                     408
                                                  -----------
    UTILITIES -- 4.0%
      ELECTRIC - GENERATION -- 0.8%
      AES*                                15,572          246
                                                  -----------
      ELECTRIC-INTEGRATED -- 3.2%
      Edison International                 4,881          213
      Public Service Enterprise
      Group                                  589           38
      TXU                                 15,331          770
                                                  -----------
                                                        1,021
                                                  -----------
    Total Utilities (Cost $ 725)                        1,267
                                                  -----------
Total Common Stock  (Cost $27,731)                     30,537
                                                  -----------

TREASURY BILL-- 0.8%
    U.S. T- Bill, (B)(C)
       3.708%, 02/23/06                 $    250          249
                                                  -----------
Total Treasury Bill (Cost $249)                           249
                                                  -----------

RIGHTS -- 0.0%
    Seagate Escrow Security*               6,002           --
                                                  -----------
Total Rights (Cost $--)
                                                  -----------

WARRANTS -- 0.0%
    Lucent Technologies, Expires
         12/10/07*                         8,891            5
                                                  -----------
Total Warrants
  (Cost $--)                                                5
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Analytic Disciplined Equity Fund
December 31, 2005 (Unaudited)

                                    FACE AMOUNT      MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
  Deutsche Bank, 4.100%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $1,221,650 (collateralized by
    a U.S. Government obligation,
    par value $1,243,000, 2.000%,
    02/28/06, total market value
    $1,246,378)(A)                      $  1,221  $     1,221
                                                  -----------
Total Repurchase Agreement
  (Cost $1,221)                                         1,221
                                                  -----------

Total Investments 100.2% +
  (Cost $29,201)                                       32,012
                                                  -----------

Other Assets & Liabilities, Net (0.2)%                    (78)
                                                  -----------

Net Assets-- 100.0%                               $    31,934
                                                  ===========

* Non-income producing security.
(A)--  Tri-party repurchase agreement
(B) -- Security has been pledged as collateral for open futures contracts.
(C) -- The rate reflected on the Schedule of Investments represents the security's effective yield at time of purchase.
Cl --  Class
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $29,290,851, and the unrealized appreciation and depreciation were $3,018,961 and $(297,592), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

FUTURES CONTRACTS -- The Fund utilizes futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Fund deposits securities for the initial margin with the custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility a change in the value of the contract may not correlate with changes in the value of the underlying instruments. Second, it is possible that the lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.

The Fund had the following futures contracts open as of December 31, 2005:

                                                                                         Unrealized
Contract                                      Number of      Contract     Expiration    Appreciation
Description                                   Contracts        Value         Date      (Depreciation)
-------------------------------------------- ----------- --------------- ------------ ---------------
      S&P 500 Composite Index, E-Mini-- Short    (5)        $ (313,700)    03/17/2006     $   5,575
      S&P 500 Composite Index-- Long              9          2,823,300     03/17/2006       (50,175)
                                                                                          ---------
                                                                                          $ (44,600)
                                                                                          =========

SCHEDULE OF INVESTMENTS

Old Mutual Focused Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 97.1%
    BASIC MATERIALS -- 3.1%
      CHEMICALS-DIVERSIFIED -- 3.1%
      EI Du Pont de Nemours               14,400  $       612
                                                  -----------
    Total Basic Materials (Cost $ 630)                    612
                                                  -----------
    CONSUMER CYCLICAL -- 12.0%
      CABLE TV -- 7.2%
      Comcast, Cl A*                      55,100        1,416
                                                  -----------
      RETAIL-DRUG STORE -- 4.8%
      CVS                                 36,200          956
                                                  -----------
    Total Consumer Cyclical (Cost $ 2,348)              2,372
                                                  -----------
    CONSUMER NON-CYCLICAL -- 4.3%
      BEVERAGES-NON-ALCOHOLIC -- 4.3%
      Coca-Cola                           21,200          854
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 896)              854
                                                  -----------
    ENERGY -- 6.5%
      OIL & GAS DRILLING -- 1.9%
      Nabors*                              5,100          386
                                                  -----------
      PIPELINES -- 4.6%
      El Paso                             74,600          907
                                                  -----------
    Total Energy (Cost $ 905)                           1,293
                                                  -----------
    FINANCIAL -- 12.9%
      FINANCE-INVESTMENT BANKER/BROKER-- 2.9%
      Morgan Stanley                      10,000          567
                                                  -----------
      FINANCE-MORTGAGE LOAN/BANKER-- 1.5%
      Fannie Mae                           6,000          293
                                                  -----------
      INSURANCE BROKERS -- 3.5%
      Marsh & McLennan                    21,600          686
                                                  -----------
      LIFE/HEALTH INSURANCE -- 1.0%
      Aflac                                4,300          200
                                                  -----------
      MULTI-LINE INSURANCE -- 4.0%
      Hartford Financial Services
         Group                             3,600          309
      XL Capital, Cl A                     7,300          492
                                                  -----------
                                                          801
                                                  -----------
    Total Financial (Cost $ 2,302)                      2,547
                                                  -----------
    HEALTH CARE -- 2.7%
      MEDICAL INSTRUMENTS -- 2.7%
      Medtronic                            9,200          530
                                                  -----------
    Total Health Care (Cost $ 469)                        530
                                                  -----------
    INDUSTRIAL -- 16.5%
      DIVERSIFIED MANUFACTURING OPERATIONS-- 11.8%
      Dover                               23,500          951
      General Electric                    32,000        1,122

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- CONTINUED
      Honeywell International              7,200  $       268
                                                  -----------
                                                        2,341
                                                  -----------
      NON-HAZARDOUS WASTE DISPOSAL-- 4.7%
      Waste Management                    30,400          923
                                                  -----------
    Total Industrial (Cost $ 3,133)                     3,264
                                                  -----------
    TECHNOLOGY -- 39.1%
      APPLICATIONS SOFTWARE -- 14.1%
      Intuit*                              5,600          299
      Microsoft                           95,000        2,484
                                                  -----------
                                                        2,783
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 4.5%
      Automatic Data Processing           19,200          881
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.3%
      Intel                               26,100          651
                                                  -----------
      INTERNET SECURITY -- 6.2%
      Symantec*                           70,281        1,230
                                                  -----------
      NETWORKING PRODUCTS -- 1.2%
      Cisco Systems*                      14,000          240
                                                  -----------
      OFFICE AUTOMATION & EQUIPMENT-- 4.3%
      Xerox*                              57,800          847
                                                  -----------
      WIRELESS EQUIPMENT -- 5.5%
      Nokia ADR                           59,900        1,096
                                                  -----------
    Total Technology (Cost $ 7,066)                     7,728
                                                  -----------
Total Common Stock
  (Cost $17,749)                                       19,200
                                                  -----------

REPURCHASE AGREEMENT -- 3.2%
  Morgan Stanley, 4.050%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $624,564 (collateralized by a
    U.S. Government obligation,
    par value $1,107,895, 0.000%,
    02/15/18, total market value
    $636,773)(A)                        $    624          624
                                                  -----------
Total Repurchase Agreement
  (Cost $624)                                             624
                                                  -----------

Total Investments 100.3%
  (Cost $18,373)                                       19,824
                                                  -----------

Other Assets & Liabilities, Net (0.3)%                    (60)
                                                  -----------

Net Assets-- 100.0%                               $    19,764
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+At December 31, 2005, the tax basis cost of the Fund's investments was $18,450,727, and the unrealized appreciation and depreciation were $1,693,976 and $(320,094), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 99.4%
    BASIC MATERIALS -- 7.6%
      CHEMICALS-DIVERSIFIED -- 3.7%
      EI Du Pont de Nemours               82,300  $     3,498
                                                  -----------
      PAPER & RELATED PRODUCTS -- 3.9%
      International Paper                110,300        3,707
                                                  -----------
    Total Basic Materials (Cost $ 7,176)                7,205
                                                  -----------
    CONSUMER CYCLICAL -- 10.1%
      CABLE TV -- 7.3%
      Comcast, Cl A*                     267,600        6,875
                                                  -----------
      RETAIL-DRUG STORE -- 2.8%
      CVS                                101,800        2,689
                                                  -----------
    Total Consumer Cyclical (Cost $ 9,910)              9,564
                                                  -----------
    CONSUMER NON-CYCLICAL -- 3.9%
      BEVERAGES-NON-ALCOHOLIC -- 3.9%
      Coca-Cola                           90,300        3,640
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 3,875)          3,640
                                                  -----------
    ENERGY -- 3.3%
      PIPELINES -- 3.3%
      El Paso                            259,900        3,160
                                                  -----------
    Total Energy (Cost $ 2,753)                         3,160
                                                  -----------
    FINANCIAL -- 22.9%
      FINANCE-INVESTMENT BANKER/BROKER-- 1.5%
      Morgan Stanley                      25,000        1,419
                                                  -----------
      FINANCE-MORTGAGE LOAN/BANKER-- 1.5%
      Fannie Mae                          29,000        1,415
                                                  ------------
      INSURANCE BROKERS -- 4.6%
      Marsh & McLennan                   136,600        4,338
                                                  -----------
      LIFE/HEALTH INSURANCE -- 1.0%
      Aflac                               20,800          966
                                                  -----------
      MULTI-LINE INSURANCE -- 8.2%
      American International Group        60,400        4,121
      Hartford Financial Services
         Group                            17,700        1,520
      XL Capital, Cl A                    31,800        2,143
                                                  -----------
                                                        7,784
                                                  -----------
      SUPER-REGIONAL BANKS-US -- 6.1%
      Bank of America                     71,800        3,314
      Wachovia                            46,300        2,447
                                                  -----------
                                                        5,761
                                                  -----------
    Total Financial (Cost $ 20,026)                    21,683
                                                  -----------
    HEALTH CARE -- 7.2%
      MEDICAL INSTRUMENTS -- 1.0%
      Medtronic                           16,600          956
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      MEDICAL-DRUGS -- 6.2%
      Abbott Laboratories                 59,900  $     2,362
      Pfizer                             151,300        3,528
                                                  -----------
                                                        5,890
                                                  -----------
    Total Health Care (Cost $ 7,272)                    6,846
                                                  -----------
    INDUSTRIAL -- 7.1%
      DIVERSIFIED MANUFACTURING OPERATIONS-- 6.4%
      General Electric                   136,700        4,791
      Honeywell International             34,800        1,296
                                                  -----------
                                                        6,087
                                                  -----------
      NON-HAZARDOUS WASTE DISPOSAL-- 0.7%
      Waste Management                    20,000          607
                                                  -----------
    Total Industrial (Cost $ 6,553)                     6,694
                                                  -----------
    TECHNOLOGY -- 35.0%
      APPLICATIONS SOFTWARE -- 7.0%
      Microsoft                          253,200        6,621
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 2.3%
      First Data                          50,700        2,181
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.1%
      Intel                              154,200        3,849
                                                  -----------
      INTERNET SECURITY -- 4.1%
      Symantec*                          222,317        3,891
                                                  -----------
      NETWORKING PRODUCTS -- 3.7%
      Cisco Systems*                     202,800        3,472
                                                  -----------
      OFFICE AUTOMATION & EQUIPMENT-- 4.7%
      Xerox*                             306,100        4,484
                                                  -----------
      SEMICONDUCTOR EQUIPMENT -- 3.5%
      Applied Materials                  183,400        3,290
                                                  -----------
      WIRELESS EQUIPMENT -- 5.6%
      Nokia ADR                          288,800        5,285
                                                  -----------
    Total Technology (Cost $ 31,229)                   33,073
                                                  -----------
    TRANSPORTATION -- 2.3%
      TRANSPORTATION-RAIL -- 2.3%
      Union Pacific                       26,900        2,166
                                                  -----------
    Total Transportation (Cost $ 1,788)                 2,166
                                                  -----------
Total Common Stock
  (Cost $90,582)                                       94,031
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund
December 31, 2005 (Unaudited)

                                       FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.0%
  Deutsche Bank, 4.100%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $899,613 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $290,000 to
    $602,000, 2.000% to 6.625%,
    02/28/06 to 09/15/09, total
    market value $917,637)(A)           $    899  $       899
                                                  -----------
Total Repurchase Agreement
  (Cost $899)                                             899
                                                  -----------

Total Investments 100.4% +
  (Cost $91,481)                                       94,930
                                                  -----------

Other Assets & Liabilities, Net (0.4)%                   (339)
                                                  -----------

Net Assets-- 100.0%                               $    94,591
                                                  ===========

* Non-income producing security.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
 Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $91,500,449, and the unrealized appreciation and depreciation were $6,469,193 and $(3,039,076), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 98.7%
    BASIC MATERIALS -- 4.7%
      CHEMICALS-PLASTICS -- 0.9%
      Spartech                           166,070  $     3,645
                                                  -----------
      CHEMICALS-SPECIALTY -- 0.8%
      Eastman Chemical                    67,150        3,464
                                                  -----------
      INDUSTRIAL GASES -- 0.8%
      Air Products & Chemicals            53,760        3,182
                                                  -----------
      OTHER- NON-FERROUS -- 0.5%
      USEC                               182,730        2,184
                                                  -----------
      PAPER & RELATED PRODUCTS -- 1.7%
      Smurfit-Stone Container*           512,550        7,263
                                                  -----------
    Total Basic Materials (Cost $ 16,560)              19,738
                                                  -----------
    CONSUMER CYCLICAL -- 8.5%
      DISTRIBUTION/WHOLESALE -- 1.6%
      CDW                                119,590        6,885
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 0.8%
      Take-Two Interactive
      Software*                          181,470        3,212
                                                  -----------
      GOLF -- 0.8%
      Callaway Golf                      234,760        3,249
                                                  -----------
      HOME FURNISHINGS -- 0.3%
      Tempur-Pedic International*        103,380        1,189
                                                  -----------
      HOTELS & MOTELS -- 1.1%
      Fairmont Hotels & Resorts          113,530        4,815
                                                  -----------
      MOTORCYCLE/MOTOR SCOOTER -- 0.5%
      Harley-Davidson                     40,710        2,096
                                                  -----------
      RETAIL-DISCOUNT -- 1.0%
      Costco Wholesale                    84,820        4,196
                                                  -----------
      RETAIL-JEWELRY -- 0.8%
      Tiffany                             92,330        3,535
                                                  -----------
      RETAIL-OFFICE SUPPLIES -- 1.6%
      OfficeMax                          266,580        6,760
                                                  -----------
    Total Consumer Cyclical (Cost $ 33,439)            35,937
                                                  -----------
    CONSUMER NON-CYCLICAL -- 2.3%
      AGRICULTURAL OPERATIONS -- 1.1%
      Tejon Ranch*                       116,530        4,652
                                                  -----------
      FOOD-RETAIL -- 0.7%
      Albertson's                        130,170        2,779
                                                  -----------
      OFFICE SUPPLIES & FORMS -- 0.5%
      Avery Dennison                      38,260        2,115
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 11,073)         9,546
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    ENERGY -- 10.3%
      COAL -- 0.7%
      Arch Coal                           39,190  $     3,116
                                                  -----------
      OIL & GAS DRILLING -- 4.2%
      GlobalSantaFe                       78,260        3,768
      Pride International*               160,020        4,921
      Rowan*                             174,820        6,231
      Todco, Cl A*                        76,600        2,915
                                                  -----------
                                                       17,835
                                                  -----------
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.6%
      Pogo Producing                      48,590        2,420
                                                  -----------
      OIL-FIELD SERVICES -- 1.5%
      Tidewater                           84,760        3,768
      Weatherford International*          70,580        2,555
                                                  -----------
                                                        6,323
                                                  -----------
      PIPELINES -- 3.3%
      El Paso                            719,640        8,751
      Williams                           212,440        4,922
                                                  -----------
                                                       13,673
                                                  -----------
    Total Energy (Cost $ 25,517)                       43,367
                                                  -----------
    FINANCIAL -- 20.6%
      COMMERCIAL BANKS-EASTERN US -- 0.7%
      Commerce Bancorp                    92,520        3,184
                                                  -----------
      FINANCE-CONSUMER LOANS -- 1.6%
      First Marblehead                   207,220        6,809
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER-- 0.5%
      Greenhill                           34,940        1,962
                                                  -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.5%
      Federated Investors, Cl B          167,000        6,186
                                                  -----------
      LIFE/HEALTH INSURANCE -- 2.3%
      UnumProvident                      418,350        9,517
                                                  -----------
      MULTI-LINE INSURANCE -- 3.3%
      Hanover Insurance Group*           135,290        5,651
      XL Capital, Cl A                   120,680        8,131
                                                  -----------
                                                       13,782
                                                  -----------
      PROPERTY/CASUALTY INSURANCE -- 1.0%
      Fidelity National Financial        112,630        4,144
                                                  -----------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.6%
      CB Richard Ellis Group, Cl
      A*                                  41,700        2,454
                                                  -----------
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.7%
      St. Joe                             42,610        2,864
                                                  -----------
      REINSURANCE -- 4.2%
      Aspen Insurance Holdings           254,440        6,023
      Axis Capital Holdings              164,120        5,134
      Odyssey Re Holdings                270,230        6,777
                                                  -----------
                                                       17,934
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      REITS-HOTELS -- 1.5%
      Host Marriott                      339,190  $     6,428
                                                  -----------
      REITS-OFFICE PROPERTY -- 1.4%
      American Financial Realty
      Trust                              507,180        6,086
                                                  -----------
      S&L/THRIFTS-EASTERN US -- 1.3%
      NewAlliance Bancshares             383,480        5,576
                                                  -----------
    Total Financial (Cost $ 73,832)                    86,926
                                                  -----------
    HEALTH CARE -- 10.9%
      DIAGNOSTIC EQUIPMENT -- 0.9%
      Cytyc*                             138,270        3,903
                                                  -----------
      DIALYSIS CENTERS -- 0.9%
      DaVita*                             72,580        3,676
                                                  -----------
      MEDICAL INSTRUMENTS -- 0.2%
      Symmetry Medical*                   47,180          915
                                                  -----------
      MEDICAL PRODUCTS -- 3.2%
      Becton Dickinson                    83,660        5,026
      Biomet                             120,910        4,422
      Henry Schein*                       90,400        3,945
                                                  -----------
                                                       13,393
                                                  -----------
      MEDICAL-DRUGS -- 1.5%
      Angiotech Pharmaceuticals*         478,380        6,291
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 1.6%
      Barr Pharmaceuticals*               58,000        3,613
      Watson Pharmaceuticals*             92,060        2,993
                                                  -----------
                                                        6,606
                                                  -----------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 1.6%
      Lincare Holdings*                  162,000        6,789
                                                  -----------
      THERAPEUTICS -- 1.0%
      CV Therapeutics*                   169,280        4,186
                                                  -----------
    Total Health Care (Cost $ 36,881)                  45,759
                                                  -----------
    INDUSTRIAL -- 7.5%
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
      Alliant Techsystems*                29,910        2,278
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 2.9%
      Brink's                             68,920        3,302
      Dover                              124,720        5,050
      Trinity Industries                  87,250        3,845
                                                  -----------
                                                       12,197
                                                  -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.9%
      Symbol Technologies                305,240        3,913
                                                  -----------
      INSTRUMENTS-SCIENTIFIC -- 0.4%
      Applera Corp - Applied
         Biosystems Group                 65,290        1,734
                                                  -----------
      MACHINERY-PRINT TRADE -- 1.6%
      Zebra Technologies, Cl A*          153,340        6,571
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      TRANSPORT-EQUIPMENT & LEASING-- 1.2%
      GATX                               139,860  $     5,046
                                                  -----------
    Total Industrial (Cost $ 24,980)                   31,739
                                                  -----------
    SERVICES -- 7.5%
      ADVERTISING AGENCIES -- 0.9%
      Interpublic Group*                 387,210        3,736
                                                  -----------
      COMMERCIAL SERVICES -- 2.5%
      ChoicePoint*                       191,230        8,511
      Quanta Services*                   154,050        2,029
                                                  -----------
                                                       10,540
                                                  -----------
      COMPUTER SERVICES -- 2.2%
      DST Systems*                       102,240        6,125
      Manhattan Associates*              156,430        3,204
                                                  -----------
                                                        9,329
                                                  -----------
      HUMAN RESOURCES -- 1.0%
      Hewitt Associates, Cl A*           143,190        4,011
                                                  -----------
      MOTION PICTURES & SERVICES -- 0.9%
      DreamWorks Animation, Cl A*        160,000        3,930
                                                  -----------
    Total Services (Cost $ 28,573)                     31,546
                                                  -----------
    TECHNOLOGY -- 21.2%
      APPLICATIONS SOFTWARE -- 4.5%
      Citrix Systems*                    234,670        6,754
      Intuit*                             60,030        3,199
      Satyam Computer Services ADR       243,940        8,926
                                                  -----------
                                                       18,879
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 0.3%
      Hutchinson Technology*              39,630        1,127
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 2.9%
      Dun & Bradstreet*                   73,890        4,948
      MoneyGram International             85,450        2,229
      SEI Investments                    132,960        4,919
                                                  -----------
                                                       12,096
                                                  -----------
      DECISION SUPPORT SOFTWARE -- 1.3%
      Cognos*                            157,930        5,482
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.8%
      Flextronics International*         331,470        3,460
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.4%
      ATI Technologies*                  267,930        4,552
      International Rectifier*            44,500        1,420
      Intersil                            86,860        2,161
      Semtech*                           111,190        2,030
                                                  -----------
                                                       10,163
                                                  -----------
      ELECTRONIC DESIGN AUTOMATION-- 0.9%
      Cadence Design Systems*            138,720        2,347
      Synopsys*                           79,500        1,595
                                                  -----------
                                                        3,942
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      ENTERPRISE SOFTWARE/SERVICES-- 0.6%
      MicroStrategy, Cl A*                29,410  $     2,433
                                                  -----------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 1.6%
      Avocent*                           241,950        6,579
                                                  -----------
      INTERNET SECURITY -- 1.5%
      Symantec*                          353,123        6,180
                                                  -----------
      NETWORKING PRODUCTS -- 0.5%
      Foundry Networks*                  156,900        2,167
                                                  -----------
      OFFICE AUTOMATION & EQUIPMENT-- 1.5%
      Xerox*                             435,300        6,377
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.9%
      Maxim Integrated Products          107,210        3,885
                                                  -----------
      TELECOMMUNICATION SERVICES -- 1.5%
      Amdocs*                            238,970        6,572
                                                  -----------
    Total Technology (Cost $ 74,700)                   89,342
                                                  -----------
    TRANSPORTATION -- 2.4%
      TRANSPORTATION-RAIL -- 1.5%
      Norfolk Southern                   139,430        6,251
                                                  -----------
      TRANSPORT-TRUCK -- 0.9%
      CNF                                 68,240        3,814
                                                  -----------
    Total Transportation (Cost $ 7,503)                10,065
                                                  -----------
    UTILITIES -- 2.8%
      ELECTRIC-INTEGRATED -- 1.4%
      Alliant Energy                      89,760        2,517
      Public Service Enterprise
      Group                               51,270        3,331
                                                  -----------
                                                        5,848
                                                  -----------
      INDEPENDENT POWER PRODUCER -- 1.4%
      Reliant Energy*                    588,180        6,070
                                                  -----------
    Total Utilities (Cost $ 10,280)                    11,918
                                                  -----------
Total Common Stock
  (Cost $343,338)                                     415,883
                                                  -----------

                                       FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
  Deutsche Bank, 4.100%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $6,047,091 (collateralized by
    a U.S. Government obligation,
    par value $6,160,000, 5.060%,
    09/08/08, total market value
    $6,169,524)(A)                      $  6,044  $     6,044
                                                  -----------
Total Repurchase Agreement
  (Cost $6,044)                                         6,044
                                                  -----------

Total Investments 100.1% +
  (Cost $349,382)                                     421,927
                                                  -----------

Other Assets & Liabilities, Net (0.1)%                   (484)
                                                  -----------

Net Assets-- 100.0%                               $   421,443
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
 Cost figures are shown with "000's" omitted.

+At December 31, 2005, the tax basis cost of the Fund's investments was $349,620,220, and the unrealized appreciation and depreciation were $80,263,541 and $(7,956,095), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------
COMMON STOCK -- 91.6%
    BASIC MATERIALS -- 4.0%
      CHEMICALS-DIVERSIFIED -- 1.7%
      Olin                                44,630  $       878
                                                  -----------
      CHEMICALS-PLASTICS -- 0.5%
      Spartech                            10,600          233
                                                  -----------
      CHEMICALS-SPECIALTY -- 0.5%
      Hercules*                           22,990          260
                                                  -----------
      PAPER & RELATED PRODUCTS -- 1.3%
      Neenah Paper                        24,530          687
                                                  -----------
    Total Basic Materials (Cost $ 2,033)                2,058
                                                  -----------
    CONSUMER CYCLICAL -- 18.5%
      APPAREL MANUFACTURERS -- 0.6%
      Carter's*                            5,840          344
                                                  -----------
      BROADCAST SERVICES/PROGRAMMING-- 1.1%
      Nexstar Broadcasting Group,
           Cl A*                         114,000          571
                                                  -----------
      CABLE TV-- 2.8%
      Mediacom Communications,
         Cl A*                           270,020        1,482
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 0.3%
      Take-Two Interactive
      Software*                            9,800          174
                                                  -----------
      HOTELS & MOTELS -- 1.3%
      Jameson Inns*                      321,600          691
                                                  -----------
      MULTIMEDIA -- 1.1%
      Entravision
         Communications,   Cl A*          77,630          553
                                                  -----------
      PUBLISHING-BOOKS -- 1.0%
      Scholastic*                         17,660          504
                                                  -----------
      PUBLISHING-NEWSPAPERS -- 1.0%
      Journal Register*                   33,970          508
                                                  -----------
      PUBLISHING-PERIODICALS -- 1.6%
      Reader's Digest                     53,690          817
                                                  -----------
      RADIO -- 3.9%
      Emmis Communications, Cl A*         27,270          543
      Radio One, Cl D*                    37,560          389
      Radio One, Cl A*                    43,740          449
      Spanish Broadcasting
         System, Cl A*                   121,240          619
                                                  -----------
                                                        2,000
                                                  -----------
      RETAIL-VIDEO RENTAL -- 1.3%
      Blockbuster, Cl A                  178,230          668
                                                  -----------
      TELEVISION-- 2.5%
      Sinclair Broadcast Group,
      Cl A                               140,160        1,290
                                                  -----------
    Total Consumer Cyclical (Cost $ 11,005)             9,602
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------
    CONSUMER NON-CYCLICAL -- 2.8%
      AGRICULTURAL OPERATIONS -- 1.9%
      Delta & Pine Land                   21,510  $       495
      Tejon Ranch*                        12,770          510
                                                  -----------
                                                        1,005
                                                  -----------
      CONSUMER PRODUCTS - MISCELLANEOUS-- 0.9%
      Helen of Troy*                      28,000          451
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 1,785)          1,456
                                                  -----------
    ENERGY -- 3.5%
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.7%
      Energy Partners*                     6,200          135
      Stone Energy*                        5,430          247
                                                  -----------
                                                          382
                                                  -----------
      OIL-FIELD SERVICES -- 2.8%
      Cal Dive International*             10,860          390
      Core Laboratories*                  12,370          462
      W-H Energy Services*                17,110          566
                                                  -----------
                                                        1,418
                                                  -----------
    Total Energy (Cost $ 893)                           1,800
                                                  -----------
    FINANCIAL -- 25.4%
      COMMERCIAL BANKS-EASTERN US -- 0.5%
      Signature Bank*                      8,870          249
                                                  -----------
      COMMERCIAL BANKS-WESTERN US -- 0.5%
      SVB Financial Group*                 5,600          262
                                                  -----------
      FINANCE-CONSUMER LOANS -- 5.3%
      Collegiate Funding Services
         LLC*                             84,370        1,666
      First Marblehead                    17,050          560
      Portfolio Recovery
      Associates*                         11,340          527
                                                  -----------
                                                        2,753
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER-- 0.2%
      GFI Group*                           2,020           96
                                                  -----------
      FINANCE-OTHER SERVICES -- 2.0%
      Asset Acceptance Capital*           27,030          607
      MarketAxess Holdings*               38,740          443
                                                  -----------
                                                        1,050
                                                  -----------
      INSURANCE BROKERS -- 1.0%
      USI Holdings*                       38,410          529
                                                  -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.0%
      Affiliated Managers Group*           6,150          493
                                                  -----------
      LIFE/HEALTH INSURANCE -- 1.6%
      KMG America*                        88,450          812
                                                  -----------
      MULTI-LINE INSURANCE -- 0.6%
      Hanover Insurance Group*             7,340          307
                                                  -----------
      PROPERTY/CASUALTY INSURANCE -- 0.8%
      EMC Insurance Group                 21,960          438
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
December 31, 2005 (Unaudited)
                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.9%
      CB Richard Ellis Group, Cl
      A*                                   2,550  $       150
      Trammell Crow*                      11,300          290
                                                  -----------
                                                          440
                                                  -----------
      REINSURANCE -- 2.7%
      Aspen Insurance Holdings            24,700          585
      Endurance Specialty Holdings         9,100          326
      PXRE Group                          35,430          459
                                                  -----------
                                                        1,370
                                                  -----------
      REITS-HOTELS -- 4.6%
      Ashford Hospitality Trust           55,480          582
      DiamondRock Hospitality             45,550          545
      MeriStar Hospitality*              131,200        1,233
                                                  -----------
                                                        2,360
                                                  -----------
      REITS-MORTGAGE -- 1.7%
      HomeBanc                           119,590          894
                                                  -----------
      REITS-OFFICE PROPERTY -- 0.7%
      American Financial Realty
      Trust                               30,100          361
                                                  -----------
      S&L/THRIFTS - CENTRAL US -- 0.3%
      Franklin Bank*                       9,100          164
                                                  -----------
      S&L/THRIFTS-EASTERN US -- 0.8%
      NewAlliance Bancshares              29,760          433
                                                  -----------
      S&L/THRIFTS-SOUTHERN US -- 0.2%
      BankAtlantic Bancorp, Cl A           9,050          127
                                                  -----------
    Total Financial (Cost $ 10,839)                    13,138
                                                  -----------
    HEALTH CARE -- 6.4%
      DISPOSABLE MEDICAL PRODUCTS -- 0.6%
      ICU Medical*                         8,050          316
                                                  -----------
      MEDICAL INSTRUMENTS -- 1.0%
      Symmetry Medical*                   26,520          514
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.5%
      Applera Corp - Celera
         Genomics Group*                  47,410          519
      Enzon Pharmaceuticals*              36,840          273
                                                  -----------
                                                          792
                                                  -----------
      MEDICAL-DRUGS -- 1.3%
      Angiotech Pharmaceuticals*          48,830          642
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 1.5%
      Perrigo                             51,160          763
                                                  -----------
      MEDICAL-NURSING HOMES -- 0.2%
      Genesis HealthCare*                  2,960          108
                                                  -----------
      THERAPEUTICS -- 0.3%
      QLT*                                27,030          172
                                                  -----------
    Total Health Care (Cost $ 3,405)                    3,307
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------
    INDUSTRIAL -- 13.8%
      AEROSPACE/DEFENSE -- 1.9%
      Armor Holdings*                     12,500  $       533
      Teledyne Technologies*              14,700          428
                                                  -----------
                                                          961
                                                  -----------
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
      BE Aerospace*                       12,710          280
                                                  -----------
      BATTERIES/BATTERY SYSTEMS -- 1.6%
      Greatbatch*                         32,370          842
                                                  -----------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.8%
      Insituform Technologies*            20,730          401
                                                  -----------
      BUILDING-HEAVY CONSTRUCTION -- 0.9%
      Washington Group
         International*                    8,450          448
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.8%
      Brink's                              8,370          401
                                                  -----------
      ELECTRONICS-MILITARY -- 0.8%
      EDO                                 15,050          407
                                                  -----------
      ENGINEERING/R&D SERVICES -- 1.1%
      Shaw Group*                         19,000          553
                                                  -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.6%
      Symbol Technologies                 25,100          322
                                                  -----------
      MACHINERY-GENERAL INDUSTRY -- 1.3%
      Wabtec                              25,760          693
                                                  -----------
      NON-HAZARDOUS WASTE DISPOSAL-- 1.3%
      WCA Waste*                          87,380          690
                                                  -----------
      TRANSPORT-EQUIPMENT & LEASING-- 1.1%
      GATX                                16,200          584
                                                  -----------
      WIRE & CABLE PRODUCTS -- 1.1%
      General Cable*                      27,790          547
                                                  -----------
    Total Industrial (Cost $ 5,259)                     7,129
                                                  -----------
    SERVICES -- 6.3%
      COMMERCIAL SERVICES-FINANCE -- 1.3%
      Wright Express*                     30,380          668
                                                  -----------
      COMPUTER SERVICES -- 1.2%
      Manhattan Associates*               18,810          385
      Perot Systems, Cl A*                18,500          262
                                                  -----------
                                                          647
                                                  -----------
      E-SERVICES/CONSULTING -- 0.5%
      Keynote Systems*                    20,700          266
                                                  -----------
      HUMAN RESOURCES -- 0.8%
      Medical Staffing Network
         Holdings*                        77,100          414
                                                  -----------
      RESEARCH & DEVELOPMENT -- 1.2%
      PRA International*                  22,350          629
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
December 31, 2005 (Unaudited)
                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------
      TELEPHONE-INTEGRATED -- 1.3%
      Valor Communications Group          56,970  $       650
                                                  -----------
    Total Services (Cost $ 3,279)                       3,274
                                                  -----------
    TECHNOLOGY -- 10.7%
      APPLICATIONS SOFTWARE -- 0.3%
      Quest Software*                     11,890          174
                                                  -----------
      B2B/E-COMMERCE -- 0.4%
      webMethods*                         27,360          211
                                                  -----------
      COMPUTER AIDED DESIGN -- 0.6%
      Parametric Technology*              49,520          302
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 0.5%
      Maxtor*                             39,760          276
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 1.3%
      MoneyGram International             26,130          681
                                                  -----------
      DECISION SUPPORT SOFTWARE -- 0.6%
      NetIQ*                              25,180          309
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
      Integrated Silicon
      Solutions*                          32,570          210
      Omnivision Technologies*            16,000          319
      Zoran*                               3,820           62
                                                  -----------
                                                          591
                                                  -----------
      ENTERPRISE SOFTWARE/SERVICES-- 1.8%
      Informatica*                        54,950          659
      SSA Global Technologies*            16,080          293
                                                  -----------
                                                          952
                                                  -----------
      NETWORKING PRODUCTS -- 1.3%
      Adaptec*                            54,600          318
      Foundry Networks*                   26,290          363
                                                  -----------
                                                          681
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.6%
      Integrated Device
      Technology*                         12,400          164
      Standard Microsystems*               4,290          123
                                                  -----------
                                                          287
                                                  -----------
      SOFTWARE TOOLS -- 1.1%
      Borland Software*                   85,500          558
                                                  -----------
      TELECOMMUNICATION SERVICES -- 1.0%
      Iowa Telecommunications
         Services                         32,800          508
                                                  -----------
    Total Technology (Cost $ 4,530)                     5,530
                                                  -----------
    UTILITIES -- 0.2%
      ELECTRIC-INTEGRATED -- 0.2%
      Pike Electric*                       6,300          102
                                                  -----------
    Total Utilities (Cost $ 88)                           102
                                                  -----------
Total Common Stock
  (Cost $43,116)                                       47,396
                                                  -----------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
----------------------------------------------------------------

INVESTMENT COMPANY -- 1.4%
    INDEX FUND-SMALL CAP -- 1.4%
      iShares Russell 2000 Index
         Fund                             10,900  $       727
                                                  -----------
Total Investment Company
  (Cost $693)                                             727
                                                  -----------

REPURCHASE AGREEMENT -- 5.5%
  Deutsche Bank, 4.100%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $2,833,551 (collateralized by
    a U.S. Government obligation,
    par value $2,882,000, 2.000%,
    02/28/06, total market value
    $2,889,833)(A)                      $  2,832        2,832
                                                  -----------
Total Repurchase Agreement
  (Cost $2,832)                                         2,832
                                                  -----------

Total Investments 98.5% +
  (Cost $46,641)                                       50,955
                                                  -----------

Other Assets & Liabilities, Net 1.5%                      766
                                                  -----------

Net Assets-- 100.0%                               $    51,721
                                                  ===========

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $46,735,807, and the unrealized appreciation and depreciation were $8,093,517 and $(3,874,334), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Clipper Focus Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 94.6%
    CONSUMER CYCLICAL -- 8.7%
      MULTIMEDIA -- 3.2%
      Time Warner                        951,900  $    16,601
                                                  -----------
      RETAIL-DISCOUNT -- 5.5%
      Wal-Mart Stores                    614,700       28,768
                                                  -----------
    Total Consumer Cyclical (Cost $ 37,425)            45,369
                                                  -----------
    CONSUMER NON-CYCLICAL -- 17.1%
      BEVERAGES-NON-ALCOHOLIC -- 4.7%
      Coca-Cola                          607,000       24,468
                                                  -----------
      FOOD-MISCELLANEOUS/DIVERSIFIED-- 2.6%
      Kraft Foods, Cl A                  481,000       13,536
                                                  -----------
      FOOD-RETAIL -- 4.1%
      Kroger*                            569,600       10,754
      Safeway                            443,200       10,486
                                                  -----------
                                                       21,240
                                                  -----------
      TOBACCO -- 5.7%
      Altria Group                       390,700       29,193
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 69,009)        88,437
                                                  -----------
    ENERGY -- 4.9%
      PIPELINES -- 4.9%
      El Paso                          2,074,000       25,220
                                                  -----------
    Total Energy (Cost $ 11,074)                       25,220
                                                  -----------
    FINANCIAL -- 30.6%
      FINANCE-CREDIT CARD -- 5.6%
      American Express                   568,100       29,234
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER-- 4.1%
      Merrill Lynch                      314,200       21,281
                                                  -----------
      FINANCE-MORTGAGE LOAN/BANKER-- 14.3%
      Fannie Mae                         493,100       24,068
      Freddie Mac                        767,000       50,124
                                                  -----------
                                                       74,192
                                                  -----------
      INSURANCE BROKERS -- 5.5%
      Marsh & McLennan                   898,800       28,546
                                                  -----------
      MULTI-LINE INSURANCE -- 1.1%
      Old Republic International         205,950        5,408
                                                  -----------
    Total Financial (Cost $ 130,249)                  158,661
                                                  -----------
    HEALTH CARE -- 15.7%
      MEDICAL PRODUCTS -- 2.3%
      Johnson & Johnson                  197,600       11,876
                                                  -----------
      MEDICAL-DRUGS -- 7.6%
      Pfizer                           1,240,200       28,921

                                    SHARES/FACE      MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      MEDICAL-DRUGS -- CONTINUED
      Wyeth                              227,600  $    10,486
                                                  -----------
                                                       39,407
                                                  -----------
      MEDICAL-HOSPITALS -- 5.8%
      HCA                                298,400       15,069
      Tenet Healthcare*                1,991,700       15,256
                                                  -----------
                                                       30,325
                                                  -----------
    Total Health Care (Cost $ 81,244)                  81,608
                                                  -----------
    INDUSTRIAL -- 5.1%
      DIVERSIFIED MANUFACTURING OPERATIONS-- 5.1%
      Tyco International                 919,800       26,545
                                                  -----------
    Total Industrial (Cost $ 9,566)                    26,545
                                                  -----------
    SERVICES -- 6.6%
      ADVERTISING AGENCIES -- 1.6%
      Interpublic Group*                 858,600        8,285
                                                  -----------
      COMPUTER SERVICES -- 5.0%
      Electronic Data Systems          1,090,100       26,206
                                                  -----------
    Total Services (Cost $ 27,455)                     34,491
                                                  -----------
    TECHNOLOGY -- 5.9%
      APPLICATIONS SOFTWARE -- 4.2%
      Microsoft                          828,000       21,652
                                                  -----------
      OFFICE AUTOMATION & EQUIPMENT-- 1.7%
      Pitney Bowes                       207,800        8,780
                                                  -----------
    Total Technology (Cost $ 27,325)                   30,432
                                                  -----------
Total Common Stock (Cost $393,347)                    490,763
                                                  -----------

REPURCHASE AGREEMENT -- 6.0%
  Deutsche Bank 4.100%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $31,245,024 (collateralized
    by a U.S. Government
    obligation, par value
    $31,541,000, 4.250%,
    02/28/07, total market value
    $31,855,875)(A)                      $31,231       31,231
                                                  -----------
Total Repurchase Agreement (Cost $31,231)              31,231
                                                  -----------

Total Investments 100.6% +
  (Cost $424,578)                                     521,994
                                                  -----------

Other Assets & Liabilities, Net (0.6)%                 (3,363)
                                                  -----------

Net Assets-- 100.0%                               $   518,631
                                                  ===========

* Non-income producing security.
(A)-- Tri-party repurchase agreement
Cl-- Class
Cost figures are shown with "000's" omitted.
+At December 31, 2005, the tax basis cost of the Fund's investments was $424,577,730, and the unrealized appreciation and depreciation were $121,078,618 and $(23,661,802), respectively.

SCHEDULE OF INVESTMENTS

Old Mutual Clipper Focus Fund
December 31, 2005 (Unaudited)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 96.9%
    BASIC MATERIALS -- 4.8%
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 1.4%
      USG                                 13,900  $       904
                                                  -----------
      INDUSTRIAL GASES -- 1.6%
      Airgas                              32,500        1,069
                                                  -----------
      PAPER & RELATED PRODUCTS -- 0.6%
      Schweitzer-Mauduit
         International                    16,600          411
                                                  -----------
      STEEL-PRODUCERS-- 1.2%
      Schnitzer Steel Industries,
      Cl A                                26,100          798
                                                  -----------
    Total Basic Materials (Cost $ 2,219)                3,182
                                                  -----------
    CONSUMER CYCLICAL -- 14.5%
      CASINO SERVICES -- 2.0%
      Scientific Games, Cl A              48,300        1,318
                                                  -----------
      DISTRIBUTION/WHOLESALE -- 0.5%
      Nuco2                               11,400          318
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 1.4%
      THQ                                 38,800          925
                                                  -----------
      GAMBLING (NON-HOTEL) -- 0.8%
      Isle of Capri Casinos               20,550          501
                                                  -----------
      RESORTS/THEME PARKS -- 1.1%
      Intrawest Corporation               24,900          721
                                                  -----------
      RETAIL-APPAREL/SHOE -- 4.5%
      Charming Shoppes                    57,600          760
      Childrens Place Retail
      Stores                              23,700        1,171
      JOS A Bank Clothiers                24,300        1,055
                                                  -----------
                                                        2,986
                                                  -----------
      RETAIL-CONVENIENCE STORE -- 1.0%
      Casey's General Stores              26,600          660
                                                  -----------
      RETAIL-PAWN SHOPS -- 1.5%
      Cash America International          24,800          575
      Ezcorp, Cl A                        28,800          440
                                                  -----------
                                                        1,015
                                                  -----------
      RETAIL-PETROLEUM PRODUCTS -- 1.4%
      World Fuel Services                 26,600          897
                                                  -----------
      RETAIL-VIDEO RENTAL -- 0.3%
      Movie Gallery                       37,100          208
                                                  -----------
    Total Consumer Cyclical (Cost $ 6,884)              9,549
                                                  -----------
    CONSUMER NON-CYCLICAL -- 1.0%
      POULTRY -- 1.0%
      Sanderson Farms                     21,850          667
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 550)              667
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    ENERGY -- 11.1%
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 5.7%
      Berry Petroleum, Cl A               13,400  $       767
      GMX Resources                       17,900          644
      Houston Exploration                 11,200          591
      Penn Virginia                       16,550          950
      Unit                                15,200          837
                                                  -----------
                                                        3,789
                                                  -----------
      OIL FIELD MACHINERY & EQUIPMENT-- 1.9%
      Gulf Island Fabrication             18,300          445
      Maverick Tube                       19,900          793
                                                  -----------
                                                        1,238
                                                  -----------
      OIL REFINING & MARKETING -- 2.5%
      Frontier Oil                        18,200          683
      Giant Industries                    19,300        1,003
                                                  -----------
                                                        1,686
                                                  -----------
      OIL-FIELD SERVICES -- 1.0%
      Universal Compression
         Holdings                         15,600          641
                                                  -----------
    Total Energy (Cost $ 5,048)                         7,354
                                                  -----------
    FINANCIAL -- 19.8%
      COMMERCIAL BANKS-CENTRAL US -- 1.7%
      Texas Regional Bancshares,
            Cl A                          13,000          368
      Wintrust Financial                  13,950          766
                                                  -----------
                                                        1,134
                                                  -----------
      COMMERCIAL BANKS-WESTERN US -- 3.1%
      CVB Financial                       32,825          667
      Hanmi Financial                     34,400          614
      UCBH Holdings                       42,400          758
                                                  -----------
                                                        2,039
                                                  -----------
      FINANCE-CONSUMER LOANS -- 2.0%
      Asta Funding                        23,200          634
      World Acceptance                    23,200          661
                                                  -----------
                                                        1,295
                                                  -----------
      INSURANCE BROKERS -- 1.3%
      Hilb Rogal & Hobbs                  23,200          893
                                                  -----------
      PROPERTY/CASUALTY INSURANCE -- 5.4%
      FPIC Insurance Group                18,500          642
      Philadelphia Consolidated
         Holding                          12,600        1,218
      PMA Capital, Cl A                   65,400          597
      Selective Insurance Group           21,200        1,126
                                                  -----------
                                                        3,583
                                                  -----------
      REAL ESTATE MANAGEMENT/SERVICES-- 1.3%
      Jones Lang LaSalle                  17,200          866
                                                  -----------
      REITS-DIVERSIFIED -- 0.4%
      CentraCore Properties Trust          9,300          250
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES       VALUE (000
-----------------------------------------------------------------
      REITS-HEALTH CARE -- 0.9%
      Omega Healthcare Investors          45,500  $       573
                                                  -----------
      REITS-HOTELS -- 1.1%
      LaSalle Hotel Properties            19,900          731
                                                  -----------
      REITS-OFFICE PROPERTY -- 2.1%
      Corporate Office Properties
         Trust                            18,500          657
      Parkway Properties                  18,500          743
                                                  -----------
                                                        1,400
                                                  -----------
      S&L/THRIFTS-EASTERN US -- 0.5%
      WSFS Financial                       5,300          325
                                                  -----------
    Total Financial (Cost $ 9,855)                     13,089
                                                  -----------
    HEALTH CARE -- 7.2%
      MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
      Georgia Gulf                        14,500          441
                                                  -----------
      MEDICAL-HMO -- 1.5%
      Sierra Health Services              12,600        1,008
                                                  -----------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 1.7%
      Amedisys                            26,500        1,119
                                                  -----------
      RESPIRATORY PRODUCTS -- 2.0%
      Respironics                         35,700        1,323
                                                  -----------
      VETERINARY DIAGNOSTICS -- 1.3%
      VCA Antech                          29,200          824
                                                  -----------
    Total Health Care (Cost $ 3,205)                    4,715
                                                  -----------
    INDUSTRIAL -- 11.6%
      AEROSPACE/DEFENSE -- 0.9%
      Curtiss-Wright                      10,600          579
                                                  -----------
      AEROSPACE/DEFENSE-EQUIPMENT -- 1.5%
      DRS Technologies                    19,400          998
                                                  -----------
      BUILDING PRODUCTS - CEMENT/AGGREGATE-- 0.8%
      Texas Industries                    10,000          498
                                                  -----------
      BUILDING-HEAVY CONSTRUCTION -- 3.1%
      Chicago Bridge & Iron               53,000        1,336
      Granite Construction                19,300          693
                                                  -----------
                                                        2,029
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.8%
      ESCO Technologies                   11,600          516
                                                  -----------
      FILTRATION/SEPARATION PRODUCTS-- 1.1%
      Clarcor                             25,100          746
                                                  -----------
      GOLD MINING -- 0.9%
      Royal Gold                          17,200          597
                                                  -----------
      MACHINERY - FARM -- 0.7%
      AGCO                                29,300          485
                                                  -----------
      TRANSPORT-EQUIPMENT & LEASING-- 1.8%
      GATX                                32,900        1,187
                                                  -----------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
    Total Industrial (Cost $ 5,722)               $     7,635
                                                  -----------
    SERVICES -- 6.0%
      COMPUTER SERVICES -- 1.0%
      Perot Systems, Cl A                 45,700          646
                                                  -----------
      ELECTRIC-INTEGRATED -- 0.9%
      El Paso Electric                    30,500          642
                                                  -----------
      RENTAL AUTO/EQUIPMENT -- 2.8%
      Aaron Rents                         47,525        1,002
      Dollar Thrifty Automotive
      Group                               23,300          840
                                                  -----------
                                                        1,842
                                                  -----------
      RESEARCH & DEVELOPMENT -- 1.3%
      Kendle International                33,000          850
                                                  -----------
    Total Services (Cost $ 3,644)                       3,980
                                                  -----------
    TECHNOLOGY -- 13.3%
      COMPUTER AIDED DESIGN -- 1.7%
      Ansys                               26,500        1,131
                                                  -----------
      COMPUTERS-INTEGRATED SYSTEMS-- 1.3%
      MTS Systems                         24,200          838
                                                  -----------
      COMPUTERS-VOICE RECOGNITION -- 1.3%
      Talx                                18,500          846
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 0.9%
      CSG Systems International*          26,500          592
                                                  -----------
      DECISION SUPPORT SOFTWARE -- 0.8%
      SPSS                                17,500          541
                                                  -----------
      E-SERVICES/CONSULTING -- 1.1%
      Digital Insight                     23,200          743
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.2%
      NAM TAI Electronics                 35,430          797
                                                  -----------
      ELECTRONIC SECURITY DEVICES-- 1.2%
      American Science &
         Engineering                      12,200          761
                                                  -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 1.1%
      Fargo Electronics                   39,000          751
                                                  -----------
      TELECOMMUNICATION EQUIPMENT -- 1.5%
      Comtech Telecommunications          32,350          988
                                                  -----------
      TRANSACTIONAL SOFTWARE -- 1.2%
      Transaction Systems
      Architects                          27,200          783
                                                  -----------
    Total Technology (Cost $ 6,416)                     8,771
                                                  -----------
    TRANSPORTATION -- 4.7%
      TRANSPORT-MARINE -- 2.5%
      General Maritime                    26,500          981
      Kirby                               13,300          694
                                                  -----------
                                                        1,675
                                                  -----------
      TRANSPORT-SERVICES -- 1.2%
      Offshore Logistics                  26,500          774
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund
December 31, 2005 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
      TRANSPORT-TRUCK -- 1.0%
      Celadon Group                       22,600  $       651
                                                  -----------
    Total Transportation (Cost $ 1,945)                 3,100
                                                  -----------
    UTILITIES -- 2.9%
      ENERGY-ALTERNATE SOURCES -- 0.9%
      Headwaters                          16,600          588
                                                  -----------
      GAS-DISTRIBUTION -- 2.0%
      Energen                             36,500        1,326
                                                  -----------
    Total Utilities (Cost $ 960)                        1,914
                                                  -----------
Total Common Stock
  (Cost $46,448)                                       63,956
                                                  -----------

INVESTMENT COMPANY -- 1.0%
    INDEX FUND-SMALL CAP -- 1.0%
      iShares Russell 2000 Value
         Index Fund                        9,700          639
                                                  -----------
Total Investment Company
  (Cost $648)                                             639
                                                  -----------

REPURCHASE AGREEMENT -- 0.7%
  Morgan Stanley, 4.130%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $485,125 (collateralized by a
    U.S. Government obligation,
    par value $490,000, 5.000%,
    12/21/15, total market value
    $497,206)(A)                        $    485           485
                                                  -----------
Total Repurchase Agreement
  (Cost $485)                                             485
                                                  -----------

Total Investments 98.6% +
  (Cost $47,581)                                       65,080
                                                  -----------

Other Assets and Liabilities, Net 1.4%                    942
                                                  -----------

Total Net Assets (100.0%)                         $    66,022
                                                  ===========

(A) -- Tri-party repurchase agreement
Cl -- Class
HMO -- Health Maintenance Organization
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.

+At December 31, 2005, the tax basis cost of the Fund's investments was $47,621,774, and the unrealized appreciation and depreciation were $19,220,917 and $(1,762,040), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Heitman REIT Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 107.1%
    FINANCIAL -- 107.1%
      REITS -- 107.1%
      APARTMENTS -- 18.9%
      Archstone-Smith Trust              170,300  $     7,134
      AvalonBay Communities               72,500        6,471
      Camden Property Trust               99,100        5,740
      Equity Residential                 240,700        9,416
      GMH Communities Trust              237,000        3,676
      Home Properties                     15,900          649
      United Dominion Realty Trust        49,000        1,148
                                                  -----------
                                                       34,234
                                                  -----------
      DIVERSIFIED -- 9.8%
      Digital Realty Trust               149,100        3,374
      Liberty Property Trust             137,300        5,883
      Spirit Finance                     245,900        2,791
      Vornado Realty Trust               115,100        9,607
      Washington Real Estate
         Investment Trust                 61,300        1,861
                                                  -----------
                                                       23,516
                                                  -----------
      HEALTH CARE -- 2.2%
      Ventas                             124,100        3,974
                                                  -----------
      HOTELS -- 12.4%
      Highland Hospitality               183,300        2,026
      Hilton Hotels                      180,600        4,354
      LaSalle Hotel Properties           111,200        4,083
      Orient Express Hotels, Cl A         62,700        1,976
      Starwood Hotels & Resorts
         Worldwide(A)                    156,800       10,013
                                                  -----------
                                                       22,452
                                                  -----------
      MANUFACTURED HOMES -- 0.8%
      Equity Lifestyle Properties         33,400        1,486
                                                  -----------
      OFFICE PROPERTY -- 22.7%
      Alexandria Real Estate
      Equities                            46,800        3,767
      BioMed Realty Trust                146,700        3,580
      Boston Properties                  119,600        8,866
      Brookfield Properties(A)           269,250        7,921
      Columbia Equity Trust*               3,400           55
      Mack-Cali Realty                   136,700        5,906
      Republic Property Trust*            77,600          931
      Trizec Properties                  181,600        4,162
                                                  -----------
                                                       35,188
                                                  -----------
      REGIONAL MALLS -- 16.3%
      CBL & Associates Properties         56,800        2,244
      General Growth Properties          163,300        7,673
      Simon Property Group               246,300       18,874
      Taubman Centers                     20,100          699
                                                  -----------
                                                       29,490
                                                  -----------
      SHOPPING CENTERS -- 14.2%
      Acadia Realty Trust                128,900        2,584
      Equity One                         101,800        2,354
      Kimco Realty                       182,500        5,855
      Pan Pacific Retail
      Properties                         100,550        6,726

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      SHOPPING CENTERS -- CONTINUED
      Regency Centers                     96,400  $     5,683
      Tanger Factory Outlet
      Centers                             84,600        2,431
                                                  -----------
                                                       25,633
                                                  -----------
      STORAGE -- 6.5%
      Public Storage                     145,900        9,880
      U-Store-It Trust                    85,000        1,789
                                                  -----------
                                                       11,669
                                                  -----------
      WAREHOUSE/INDUSTRIAL -- 3.3%
      AMB Property                        62,600        3,078
      EastGroup Properties                65,100        2,940
                                                  -----------
                                                        6,018
                                                  -----------
                                                      193,660
                                                  -----------
    Total Financial (Cost $ 148,489)                  193,660
                                                  -----------
Total Common Stock (Cost $148,489)                    193,660
                                                  -----------

Total Investments 107.1% +
  (Cost $148,489)                                     193,660
                                                  -----------

Other Assets & Liabilities, Net (7.1)%                (12,816)
                                                  -----------

Net Assets-- 100.0%                               $   180,844
                                                  ===========

* Non-income producing security.
(A) -- Security classified as C - Corporations
Cl -- Class
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $148,608,984, and the unrealized appreciation and depreciation were $45,394,201 and $(342,448), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Fund
December 31, 2005 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
COMMON STOCK -- 99.3%
    CONSUMER CYCLICAL -- 1.1%
      ENTERTAINMENT SOFTWARE -- 1.1%
      Electronic Arts*                    49,700  $     2,600
                                                  -----------
    Total Consumer Cyclical (Cost $ 2,548)              2,600
                                                  -----------
    HEALTH CARE -- 7.7%
      DIAGNOSTIC EQUIPMENT -- 0.9%
      Gen-Probe*                          41,200        2,010
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 6.8%
      Affymetrix*                         41,600        1,986
      Amgen*                              48,100        3,793
      Celgene*                            43,100        2,793
      Genentech*                          73,400        6,790
                                                  -----------
                                                       15,362
                                                  -----------
    Total Health Care (Cost $ 11,312)                  17,372
                                                  -----------
    SERVICES -- 2.6%
      COMPUTER SERVICES -- 1.2%
      DST Systems*                        45,600        2,732
                                                  -----------
      E-COMMERCE/SERVICES -- 0.7%
      eBay*                               39,900        1,726
                                                  -----------
      TELEPHONE-INTEGRATED -- 0.7%
      Sprint Nextel                       66,306        1,549
                                                  -----------
    Total Services (Cost $ 4,076)                       6,007
                                                  -----------
    TECHNOLOGY -- 87.9%
      APPLICATIONS SOFTWARE -- 6.0%
      Infosys Technologies ADR            65,100        5,264
      Microsoft                          132,800        3,473
      Satyam Computer Services ADR       129,600        4,742
                                                  -----------
                                                       13,479
                                                  -----------
      B2B/E-COMMERCE -- 0.8%
      webMethods*                        233,300        1,799
                                                  -----------
      CELLULAR TELECOMMUNICATIONS -- 2.0%
      Nextel Partners, Cl A*              66,500        1,858
      NII Holdings, Cl A*                 62,800        2,743
                                                  -----------
                                                        4,601
                                                  -----------
      COMMUNICATIONS SOFTWARE -- 1.1%
      Avid Technology*                    45,000        2,464
                                                  -----------
      COMPUTER AIDED DESIGN -- 3.0%
      Autodesk                           149,700        6,429
      Parametric Technology*              66,500          406
                                                  -----------
                                                        6,835
                                                  -----------
      COMPUTERS -- 8.0%
      Apple Computer*                    166,500       11,970
      International Business
      Machines                            41,400        3,403

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      COMPUTERS -- CONTINUED
      Palm*                               86,400  $     2,747
                                                  -----------
                                                       18,120
                                                  -----------
      COMPUTERS-INTEGRATED SYSTEMS-- 1.2%
      NCR*                                83,100        2,820
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 5.0%
      EMC*                               231,900        3,158
      Network Appliance*                 109,500        2,957
      SanDisk*                            83,300        5,233
                                                  -----------
                                                       11,348
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 5.4%
      Automatic Data Processing           65,100        2,987
      Fiserv*                            104,300        4,513
      Global Payments                    102,800        4,792
                                                  -----------
                                                       12,292
                                                  -----------
      DECISION SUPPORT SOFTWARE -- 1.2%
      Cognos*                             75,000        2,603
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.2%
      Jabil Circuit*                      70,100        2,600
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 12.9%
      Advanced Micro Devices*            106,300        3,253
      Broadcom, Cl A*                     97,400        4,592
      Freescale Semiconductor, Cl
      A*                                  66,600        1,678
      Intel                              127,500        3,182
      Intersil                           176,600        4,394
      Microsemi*                         199,400        5,515
      Nvidia*                            146,300        5,349
      Silicon Laboratories*               33,300        1,221
                                                  -----------
                                                       29,184
                                                  -----------
      ELECTRONIC FORMS -- 3.2%
      Adobe Systems                      194,306        7,182
                                                  -----------
      ENTERPRISE SOFTWARE/SERVICES-- 1.5%
      Oracle*                            132,900        1,623
      SAP ADR                             39,100        1,762
                                                  -----------
                                                        3,385
                                                  -----------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.8%
      Avocent*                            66,600        1,811
                                                  -----------
      INTERNET INFRASTRUCTURE SOFTWARE-- 1.9%
      Akamai Technologies*                99,700        1,987
      F5 Networks*                        41,200        2,356
                                                  -----------
                                                        4,343
                                                  -----------
      INTERNET SECURITY -- 0.5%
      Symantec*                           66,428        1,163
                                                  -----------
      NETWORKING PRODUCTS -- 3.3%
      Cisco Systems*                     179,400        3,071
      Juniper Networks*                  141,300        3,151
      Netgear*                            67,900        1,307
                                                  -----------
                                                        7,529
                                                  -----------

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Fund
December 31, 2005 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
-----------------------------------------------------------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 7.5%
      Analog Devices                     106,600  $     3,824
      Cypress Semiconductor*             132,900        1,894
      Emulex*                            139,000        2,751
      Marvell Technology Group*           99,700        5,592
      Maxim Integrated Products           81,300        2,946
                                                  -----------
                                                       17,007
                                                  -----------
      SEMICONDUCTOR EQUIPMENT -- 5.2%
      Applied Materials                  188,800        3,387
      Kla-Tencor                          49,700        2,452
      Lam Research*                       82,800        2,954
      Varian Semiconductor
         Equipment*                       66,200        2,908
                                                  -----------
                                                       11,701
                                                  -----------
      TELECOMMUNICATIONS EQUIPMENT-- 2.7%
      Adtran                              58,200        1,731
      Harris                             104,300        4,486
                                                  -----------
                                                        6,217
                                                  -----------
      TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS-- 1.7%
      Corning*                           199,900        3,930
                                                  -----------
      WEB PORTALS/ISP -- 7.5%
      Google, Cl A*                       26,300       10,911
      Yahoo!*                            155,300        6,085
                                                  -----------
                                                       16,996
                                                  -----------
      WIRELESS EQUIPMENT -- 4.3%
      Motorola                           144,700        3,269
      Nokia ADR                          105,900        1,938
      Qualcomm                           102,500        4,415
                                                  -----------
                                                        9,622
                                                  -----------
    Total Technology (Cost $ 121,169)                 199,031
                                                  -----------
Total Common Stock
  (Cost $139,105)                                     225,010
                                                  -----------

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
  Morgan Stanley 4.130%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $1,966,276 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $540,000 to
    $1,465,000, 3.375% to 5.000%,
    02/23/07 to 12/21/15, total
    market value $2,007,955)(A)         $  1,965        1,965
                                                  -----------
Total Repurchase Agreement (Cost $1,965)                1,965
                                                  -----------

Total Investments 100.2% +
  (Cost $141,070)                                     226,975
                                                  -----------

Other Assets & Liabilities, Net (0.2)%                   (557)
                                                  -----------

Net Assets-- 100.0%                               $   226,418
                                                  ===========

* Non-income producing security.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $142,296,326, and the unrealized appreciation and depreciation were $86,248,839 and $(1,570,160), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
December 31, 2005 (Unaudited)

                                    FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
U.S. GOVERNMENT BOND -- 13.0%
    FHLMC
      5.500%, 01/01/33                  $  1,025  $     1,015
                                                  -----------
Total U.S. Government Bond
  (Cost $1,009)                                         1,015
                                                  -----------

FNMA -- 23.9%
    FNMA TBA
      4.500%, 01/01/21                       450          438
      5.000%, 01/01/21                       500          494
      5.000%, 01/01/36                       725          702
      5.500%, 01/01/36                       225          231
                                                  -----------
Total FNMA
  (Cost $1,855)                                         1,865
                                                  -----------

RESIDENTIAL MORTGAGES-AGENCY -- 0.0%
    Federal Home Loan Mortgage
      Corporation Structured Pass
      Through CMO, Ser H010, Cl A2
      2.028%, 04/15/10                         3            3
                                                  -----------
Total Residential Mortgages-Agency
  (Cost $3)                                                 3
                                                  -----------

COMMERICAL MORTGAGES -- 6.0%
    Banc of America Commercial
      Mortgage CMBS, Ser 2000-1,
      Cl A1A
      7.109%, 11/15/31                        44           45
    DLJ Commercial Mortgage CMBS,
      Ser 2000-CF1, Cl A1B
      7.620%, 06/10/33                        50           54
    GMAC Commercial Mortgage
      Securities CMBS, Ser
      1991-C1, Cl A1
      5.830%, 05/15/33                         3            3
    JP Morgan Commercial Mortgage
      Finance CMBS, Ser 1998-C6,
      Cl B
      6.735%, 01/15/30                        50           52
    Keycorp CMBS, Ser 2000-C1,
      Cl A1
      7.617%, 05/17/32                         3            3
    Lehman Brothers-UBS
      Commercial Mortgage Trust
      CMBS, Ser 2002-C7, Cl A2
      3.899%, 12/15/26                        25           24
    Morgan Stanley Capital I
      CMBS, Ser 1998-HF1, Cl C
      6.750%, 03/15/30                       125          129
    Morgan Stanley Dean Witter
      Capital CMBS, Ser
      2000-LIF2, Cl A1
      6.960%, 10/15/33                        32           33
    Mortgage Capital Funding
      CMBS, Ser 1998-MC1, Cl C
      6.947%, 03/18/30                       100          104
    Nationslink Funding
      Corporation CMBS, Ser
      1999-1, Cl 2
      6.316%, 01/20/31                        18           19
                                                  -----------
Total Commerical Mortgages
  (Cost $484)                                             466
                                                  -----------

                                    FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
ASSET-BACKED SECURITIES -- 22.5%
      AUTO & TRANSPORTATION -- 3.2%
    Americredit Automobiles
      Receivable ABS, Ser 2002-A,
       Cl A4
      4.610%, 01/12/09                  $      8  $         8
    Chase Manhattan Auto Owner
      Trust ABS, Ser 2003-A, Cl A4
      2.060%, 12/15/09                        55           54
    Harley-Davidson Motorcycle
      Trust ABS, Ser 2003-3, Cl B
      2.280%, 05/15/11                        29           29
    Harley-Davidson Motorcycle
      Trust, Ser 2002-1, Cl A2
      4.500%, 01/15/10                        43           43
    Harley-Davidson Motorcycle
      Trust, Ser 2003-1, Cl A2
      2.630%, 11/15/10                        56           54
    WFS Financial Owner Trust
      ABS, Ser 2005-2, Cl A3
      4.170%, 12/17/09                        60           59
                                                  -----------
                                                          247
                                                  -----------
      CREDIT CARD -- 3.7%
    Household Affinity Credit
      Card Master, Ser 2003-2, Cl A
      2.180%, 02/15/08                       100          100
    MBNA Credit Card Master Note
      Trust, Ser 2001-C3, Cl C3
      6.550%, 12/15/08                        40           40
    Metris Master Trust, Ser
      2002-4, Cl A
      4.750%, 05/20/11                       150          151
                                                  -----------
                                                          291
                                                  -----------
      EQUIPMENT -- 2.8%
    Aircraft Certificate Owner
      Trust ABS, 144A, Ser
      2003-1A, Cl D
      6.455%, 09/20/22                        75           76
    Aircraft Certificate Owner
      Trust ABS, Ser 2003-1A, Cl C
      5.551%, 09/20/22                        24           24
    CNH Equipment Trust ABS, Ser
      2003-A, Cl A4B
      2.570%, 09/15/09                        32           32
    John Deere Owner Trust  ABS,
      Ser 2003-A, Cl A4
      2.440%, 06/15/10                        91           89
                                                  -----------
                                                          221
                                                  -----------
      HOME EQUITY LOANS -- 10.3%
    Centex Home Equity ABS, Ser
      2005-c, Cl Av2,
      4.530%, 06/25/35                       100          100
    Centex Home Equity, Ser
      2001-A, Cl A6
      6.250%, 04/25/31                        58           58
    Centex Home Equity, Ser
      2003-C, Cl AF3
      3.690%, 03/25/28                         4            4

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
December 31, 2005 (Unaudited)

                                   FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
HOME EQUITY LOANS -- CONTINUED
    Chase Funding Mortgage Loan
      Association ABS, Ser
      2003-4,  Cl 1A3
      2.734%, 09/25/24                  $     12  $        12
    CIT Group Home Equity Loan
      Trust, Ser 2002-1, Cl AF5
      6.710%, 02/25/33                        10           10
    Citifinancial Mortgage
      Securities, Ser 2003-2, Cl
      AF2
      2.126%, 05/25/33                         3            2
    Countrywide Asset Backed
      Certificates ABS, Ser
      2003-S2, Cl A2
      3.438%, 12/25/18                        12           11
    Countrywide Asset Backed
      Certificates, Ser 2003-5,
      Cl MF2
      5.959%, 11/25/33                       100          100
    Equivantage Home Equity Loan
      Trust, Ser 1996-3, Cl A3
      7.700%, 09/25/27                        19           19
    First Franklin Mortgage Loan
      Asset ABS, Ser 2004-FF8, Cl
      A24
      4.520%, 10/25/34                        12           12
    Indymac Home Equity Loan, Ser
      2001-A, Cl AF6
      6.537%, 11/25/30                        12           12
    Long Beach Mortgage Loan
      Trust ABS, Ser 2004-1, Cl A3
      4.680%, 02/25/34                         5            5
    Merrill Lynch Mortgage
      Investors ABS, Ser
      2004-SL1, Cl A
      4.640%, 04/25/35                         1            1
    Popular ABS Mortgage Pass
      Through Trust, Ser
      2005-3,      Cl AF1
      4.480%, 07/25/35                        75           75
    Renaissance Home Equity Loan
      CMO, Ser 2005-2, Cl AV1
      4.281%, 08/25/35                        78           78
    Residential Asset Mortgage
      Products, Ser 2004-RS4, Cl
      AI3
      4.003%, 01/25/30                       125          125
    Residential Asset Securities
      ABS, Ser 2001-KS2,  Cl AI5
      7.014%, 06/25/31                        61           62
    Residential Asset Securities,
      Ser 3002-KS3, Cl AI6
      5.960%, 09/25/31                        41           41
    Structured Asset Investment
      Loan ABS, Ser 2003-BC3, Cl
      M2
      6.330%, 04/25/33                        75           76
                                                  -----------
                                                          803
                                                  -----------
      RATE REDUCTION BONDS-- 2.0%
    California Infrastructure,
      Ser 1997-1, Cl A6
      6.380%, 09/25/08                        33           34
    Comed Transitional Funding
      Trust ABS, Ser 1998-1, Cl A6
      5.630%, 06/25/09                        49           50
    PP&L Transition Bond Company
      LLC ABS, Ser 1999-1, Cl A8
      7.150%, 06/25/09                        25           26

                                    FACE AMOUNT      MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
      RATE REDUCTION BONDS-- CONTINUED
    TXU, Ser 2004-1, Cl A2
      4.810%, 11/17/14                  $     50  $        49
                                                  -----------
                                                          159
                                                  -----------
      MANUFACTURED HOUSING-- 0.0%
    Access Financial,
      Manufacturing Housing
      Contract Trust,
      Ser 1995-1, Cl A3
      7.100%, 05/15/21                         1           --
                                                  -----------
      RECREATIONAL VEHICLES-- 0.5%
    Distribution Financial
      Services Trust, Ser 1999-1,
      Cl A6
      6.020%, 11/15/16                        41           41
                                                  -----------
Total Asset-Backed Securities
  (Cost $1,770)                                         1,762
                                                  -----------

MORTGAGE RELATED -- 22.2%
    Bank of America Commercial
      Mortgage, Ser 2005-2, Cl A1
      4.041%, 07/10/43                        83           82
    Bear Stearns Commercial
      Mortgage, Ser 2004-PWR5,
       Cl A1
      3.762%, 07/11/42                        85           82
    Commercial and Mortgage Loan,
      Ser  LB4A, Cl A1
      3.566%, 10/15/37                        67           65
    Commercial and Mortgage Loan,
      Ser 1999-1, Cl A2
      6.455%, 06/15/08                        65           67
    Countrywide Home Loans CMO,
      Ser 2004-HYB6, Cl A2
      4.724%, 11/20/34                       114          113
    Crusade Global Trust, Ser
      2003-2, Cl A
      4.076%, 09/18/34                       110          111
    DLJ Commerical Mortgage, Ser
      2000-Cf1, Cl A4
      8.020%, 06/10/33                        50           55
    First Union National Bank
      Commercial Mortgage, Ser
      2000-C2, Cl A1
      6.940%, 10/15/32                        71           73
    GE Capital Commercial
      Mortgage, Ser 2004-C3, Cl A1
      3.752%, 07/10/39                        81           79
    GE Mortgage Securities
      6.970%, 10/18/30                        75           79
    GEWMC, Ser 2005-1, Cl A2A
      4.500%, 11/25/35                        93           93
    GMAC Mortgage, Ser 2003-HE1,
      Cl A2
      4.510%, 04/25/33                       122          122
    JPMorgan Chase Commercial
      Mortgage, Ser
      2005-CB13,      Cl A1
      3.635%, 01/12/43                        40           38
    JPMorgan Chase, Ser 2004-CB9
      Cl A1
      3.475%, 06/12/41                        75           72

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
December 31, 2005 (Unaudited)

                                    FACE AMOUNT      MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
MORTGAGE RELATED -- CONTINUED
    Lehman Brothers-UBS
      Commercial Mortgage, Ser
      2001-C2, Cl A2
      6.653%, 11/15/27                  $     80  $        86
    Lehman Brothers CMO, Ser
      1999-c1 Cl A2
      6.780%, 12/15/30                        75           79
    Metris Master Trust, Ser
      2005-2, Cl C, 144A
      4.920%, 09/20/11                        62           62
    Morgan Stanley Capital, Ser
      2005-Hq7, Cl A1
      3.864%, 11/14/42                        40           38
    Navistar Financial, Ser
      2003-1,   Cl A
      4.679%, 06/25/09                        50           50
    SLMA, Ser 2002-5, Cl A4l
      4.641%, 09/17/18                        81           82
    SLMA, Ser 2002-7, Cl A4
      4.671%, 09/15/17                       101          101
    Washington Mutual CMO, Ser
      2005-AR2, Cl 2A22
       4.599%, 01/25/45                      105          105
                                                  -----------
Total Mortgage Related
  (Cost $1,734)                                         1,734
                                                  -----------

CORPORATE BONDS -- 20.4%
    Alrosa Finance, 144A
      8.875%, 11/17/14                        50           57
    America Movil
      5.500%, 03/01/14                        80           79
    America West Airlines, Ser
      2001-1
      7.100%, 04/02/21                        84           89
    American Airlines
      7.250%, 02/05/09                       150          154
      3.857%, 07/09/10                        81           78
    Berkley
      5.600%, 05/15/15                        50           50
    Brasil Telecom
      9.375%, 02/18/14                        80           90
    Comcast
      5.850%, 11/15/15                        50           51
    Continental Airlines, Ser
      2002-1, Cl G2
      6.563%, 02/15/12                       200          207
    Delta Air Lines, Ser 2002-1
      6.718%, 01/02/23                       125          126
      6.417%, 07/02/12                        30           30
    Genentech
      4.750%, 07/15/15                        80           78
    Harrahs
      5.625%, 06/01/15                        80           79
    Hutchison Whamp
      International, 144A
      6.500%, 02/13/13                        75           79
    Kingsway America
      7.500%, 02/01/14                        50           51
    Lehman Brothers
      5.000%, 01/14/11                        50           50
    Liberty Media Corporation
      5.700%, 05/15/13                        50           47

                                    FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
    Nextel Communications
      7.375%, 08/01/15                  $     50  $        53
    Northwest Airlines, Ser
      2002-1,  Cl G2
      6.264%, 11/20/21                        46           47
    Pemex Project Funding Master
      Trust, 144A
      5.750%, 12/15/15                        50           50
    Simon Property Group
      5.100%, 06/15/15                        50           48
                                                  -----------
Total Corporate Bonds
  (Cost $1,562)                                         1,593
                                                  -----------

TREASURY BILL -- 0.0%
    U.S. Treasury Bill
      3.842%, 03/16/06 (B) (C)                 4            4
                                                  -----------
Total Treasury Bond
  (Cost $4)                                                 4
                                                  -----------

TREASURY BOND -- 0.3%
    U.S. Treasury Bond
      5.375%, 02/15/31 (B) (C)                20           23
                                                  -----------
Total Treasury Bond
  (Cost $22)                                               23
                                                  -----------

TREASURY NOTES -- 7.3%
    U.S. Treasury Note
      4.000%, 11/15/12                       200          196
      4.375%, 11/15/08                        70           70
      4.500%, 11/15/15                       306          308
                                                  -----------
Total Treasury Notes
  (Cost $572)                                             574
                                                  -----------

REPURCHASE AGREEMENT -- 21.0%
  Morgan Stanley, 4.050%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $1,644,505 (collateralized by
    a U.S. Government obligation,
    par value $2,841,542, 0.000%,
    08/15/17, total market value
    $1,676,652)(A)                         1,644        1,644
                                                  -----------
Total Repurchase Agreement
  (Cost $1,644)                                         1,644
                                                  -----------

Total Investments 136.6% +
  (Cost $10,659)                                       10,683
                                                  -----------

Other Assets and Liabilities, Net (36.6%)              (2,868)
                                                  -----------

Total Net Assets (100.0%)                         $     7,815
                                                  ===========

144A -- Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $169(000), representing 2.2% of net assets.

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
December 31, 2005 (Unaudited)

(A) -- Tri-party repurchase agreement
(B) -- The rate reflected on the Schedule of Investments represents the security's effective yield at time of purchase.
(C) -- Security has been pledged as collateral for open futures contracts.
ABS -- Asset-Backed Security
Cl --  Class
CMO -- Collateralized Mortgage Obligation
CMBS -- Commercial Mortgage-Backed Security
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ser -- Series
SLMA -- Student Loan Marketing Association
TBA -- Security traded under delayed delivery commitments settling after December 31, 2005. Income on this security will not be earned until settle date.

Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $10,658,891, and the unrealized appreciation and depreciation were $66,570, and $(43,352), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FUTURES CONTRACTS -- The Fund utilizes futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Fund deposits securities for the initial margin with the custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility a change in the value of the contract may not correlate with changes in the value of the underlying instruments. Second, it is possible that the lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.

The Fund had the following futures contracts open as of December 31, 2005:

Contract                                      Number of      Contract       Expiration     Unrealized
Description                                   Contracts        Value           Date       Depreciation
-------------------------------------------- ----------- --------------- ------------ ---------------
  U.S. Treasury 10-Year Note                     (2)        $ (218,513)     03/22/2006      $   (446)

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund
December 31, 2005 (Unaudited)

                                    FACE AMOUNT      MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
COMMERCIAL MORTGAGES -- 16.7%
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2001-TOP4, Cl A1
      5.060%, 11/15/16                   $ 5,352  $     5,353
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2003-T12, Cl A1
      2.960%, 08/13/39                     5,417        5,212
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2004-PWR3, Cl A1
      3.236%, 02/11/41                     8,610        8,272
    CS First Boston Mortgage
      Securities CMBS, Ser
      2004-C1, Cl A1
      2.254%, 01/15/37                     1,758        1,707
    LB-UBS Commercial Mortgage
      Trust CMBS, Ser
      2004-c1,       Cl A1
      2.964%, 01/15/29                     7,934        7,630
    Merrill Lynch Mortgage Trust
      CMBS, Ser 2002-MW1, Cl A2
      4.929%, 07/12/34                     7,000       6,993
    Morgan Stanley Dean Witter
      Capital CMBS, Ser
      2001-TOP3, Cl A1
      5.310%, 07/15/33                       269          269
    Prudential Mortgage Capital
      Funding CMBS, Ser
      2001-ROCK, Cl A1
      6.232%, 05/10/34                     5,851        5,993
    Wachovia Bank Commercial
      Mortgage CMBS, Ser
      2004-C10, Cl A1
      3.065%, 02/15/41                     6,963        6,713
                                                  -----------
Total Commercial Mortgages
  (Cost $49,302)                                       48,142
                                                  -----------

RESIDENTIAL MORTGAGES -- 9.5%
    Bank of America Mortgage
      Securities PAC
      CMO,            Ser 2004-3,
      Cl 2A14
      4.500%, 04/25/34                     7,998        7,816
    GSR Mortgage Loan Trust CMO,
      Ser 2004-12, Cl 3A3
      4.470%, 12/25/34                    10,000        9,866
    Residential Funding Mortgage
      Securitues CMO, Ser
      2004-S6, Cl 1A4
      5.500%, 06/25/34                     6,941        6,906
    Wells Fargo Mortgage Backed
      Securities PAC CMO, Ser
      2002-18, Cl 2A4
      6.000%, 12/25/32                     2,822        2,809
                                                  -----------
Total Residential Mortgages
  (Cost $27,887)                                       27,397
                                                  -----------

MORTGAGE RELATED -- 7.1%
    GE Corporate Aircraft
      Financing
      4.470%, 08/25/11                     3,681        3,644
    Holmes Financing Plc
      4.300%, 01/15/08                     3,545        3,545

                                    FACE AMOUNT      MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
MORTGAGE RELATED -- CONTINUED
    MLCC Mortgage Investors CMO,
      Ser 2004-1, Cl 1A
      4.616%, 12/25/34                   $ 7,808  $     7,797
    Sequoia Mortgage Trust CMO,
      Ser 2004-9, Cl a2
      4.380%, 10/20/34                     5,523        5,522
                                                  -----------
Total Mortgage Related
  (Cost $20,625)                                       20,508
                                                  -----------

ASSET-BACKED SECURITIES -- 15.1%
      AUTO & TRANSPORTATION -- 3.4%
    Carmax Auto Owner Trust ABS,
      Ser 2003-2, Cl A4
      3.070%, 10/15/10                    10,000        9,814
                                                  -----------
      HOME EQUITY LOANS -- 11.7%
    Ameriquest Mortgage
      Securities, Ser 2003-5I, Cl
      A4I
      4.272%, 07/25/33                     2,063        2,037
    Countrywide Home Loans CMO,
      Ser 2004-13, Cl 2A17
      5.750%, 08/25/34                     5,485        5,483
    GMAC Mortgage Corporation
      Loan ABS, Ser 2003-HE2, Cl
      A2
      3.140%, 06/25/25                     1,952        1,940
    Residential Funding Mortgage
      Securities ABS, Ser
      2003-HI3, Cl AI4
      4.670%, 06/25/18                     9,539        9,464
    Structured Asset Securities
      CMO, Ser 2002-21A, Cl 4A1
      5.150%, 11/25/32                     3,977        3,973
    Structured Asset Securities
      CMO, Ser 2004-21XS, Cl 2A1A
      2.860%, 12/25/34                       749          748
    Structured Asset Securities
      CMO, Ser 2004-21XS, Cl 2A2
      3.590%, 12/25/34                    10,000        9,901
                                                  -----------
                                                       33,546
                                                  -----------
Total Asset-Backed Securities
  (Cost $43,975)                                       43,360
                                                  -----------

CORPORATE BONDS -- 12.9%
    Capital One Financial
      8.750%, 02/01/07                     5,000        5,194
    General Electric Capital
      4.125%, 09/01/09                     5,000        4,867
    Rosyln Bancorp
      5.750%, 11/15/07                     3,000        3,019
    SBC Communications Capital
      MTN, Ser E
      7.000%, 10/01/12                     5,000        5,199
    Sequoia Mortgage Trust, Ser
      2004-12, Cl A1A
      4.640%, 01/20/35                     3,679        3,680
    Southwest Gas MTN, Ser A
      6.890%, 09/24/07                     5,000        5,150
    Southwestern Bell Telephone
      6.625%, 07/15/07                     5,000        5,116

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund
December 31, 2005 (Unaudited)

                                    FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
    Unitrin
      5.750%, 07/01/07                   $ 5,000  $     5,033
                                                  -----------
Total Corporate Bonds
  (Cost $38,000)                                       37,258
                                                  -----------

TREASURY NOTE -- 4.1%
    U.S. Treasury Note
      4.250%, 11/30/07                    12,000       11,965
                                                  -----------
Total Treasury Note
  (Cost $11,967)                                       11,965
                                                  -----------

CASH EQUIVALENTS -- 20.9%
    EQCC Trust ABS, Ser 2002-1,
         Cl 2A
      4.679%, 11/25/31                     1,220        1,221
    Fannie Mae Whole Loan ABS,
      Ser 2001-W4, Cl AF5
      5.610%, 02/25/32                     1,985        1,979
    First Franklin Mortgage Loan
      ABS, Ser 2004-FF8, Cl A24
      4.520%, 10/25/34                     1,601        1,601
    First Horizon Alternative
      Mortgage CMO, Ser 2004-AA4,
      Cl A1
      5.465%, 10/25/34                     5,916        5,978
    First Horizon Trust ABS, Ser
      2004-HE3, Cl A
      4.670%, 10/25/34                     4,995        5,007
    GMAC Mortgage Corporation
      Loan ABS, Ser 2002-HE1, Cl
      A2
      4.620%, 01/25/29                     6,319        6,327
    Granite Mortgages CMO, Ser
      2004-3, Cl 1A3
      4.600%, 09/20/44                     8,228        8,231
    Ixis Real Estate Capital
      Trust ABS, Ser 2004-HE4, Cl
      A3
      4.720%, 02/25/35                     9,409        9,422
    Nomura Asset Acceptance
      Corporation CMO, Ser
      2004-AP3, Cl A1
      4.390%, 10/25/34                     2,588        2,589
    Providian Gateway Master
      Trust ABS Private Placement
      144A, Ser 2004-EA, Cl A
      4.499%, 11/15/11                    10,000        9,994
    Renaissance Home Equity Loan
      Trust ABS, Ser 2003-4, Cl A2
      4.580%, 03/25/34                       496          496
    Renaissance Home Equity Loan
      Trust ABS, Ser 2004-4, Cl
      AF1
      4.580%, 02/25/35                     2,893        2,895
    Residential Asset Mortgage
      Products ABS, Ser
      2004-RS10, Cl AI1
      4.560%, 11/25/23                     1,384        1,384
    Residential Asset Securities
      ABS, Ser 2003-KS1, Cl A1
      4.790%, 01/25/33                     2,480        2,486
Total Cash Equivalents
  (Cost $59,616)                                       59,610
                                                  -----------

                                    FACE AMOUNT       MARKET
DESCRIPTION                            (000)       VALUE (000)
-----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS-- 17.5%
    FNMA
      5.500%, 01/01/19                   $20,000  $    20,119
      6.000%, 01/01/36 TBA                25,000       25,226
      5.500%, 08/01/17                     5,000        5,030
                                                  -----------
Total U.S. Government Mortgage-Backed Bonds
  (Cost $50,233)                                       50,375
                                                  -----------

REPURCHASE AGREEMENT -- 11.6%
  UBS Warburg LLC 4.24%, dated
    12/30/05, to be repurchased
    on 01/03/06, repurchase price
    $33,350,416 (collateralized
    by a U.S. Government
    obligation, par value
    $31,385,000, 6.250%,
    02/01/11, total market value
    $33,189,657)(A)                       33,335       33,335
                                                  -----------
Total Repurchase Agreement
  (Cost $33,335)                                       33,335
                                                  -----------

Total Investments 115.4% +
  (Cost $334,940)                                     331,950
                                                  -----------

Other Assets & Liabilities, Net (15.4%)               (44,183)
                                                  -----------

Net Assets-- 100.0%                               $   287,767
                                                  ===========

144A -- Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $9,994, (000), representing 3.47% of net assets.

(A) -- Tri-party repurchase agreement
ABS -- Asset-Backed Security
Cl -- Class
CMBS -- Commercial Mortgage Backed Security
CMO -- Collateralized Mortgage Obligation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium-Term Note
Plc -- Public Limited Company
Ser -- Series
TBA -- Security traded under delayed delivery commitments settling after December 31, 2005. Income on this security will not be earned until settle date.

Cost figures are shown with "000's" omitted.

+ At December 31, 2005, the tax basis cost of the Fund's investments was $334,939,810, and the unrealized appreciation and depreciation were $185,661 and $(3,175,519), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund
December 31, 2005 (Unaudited)

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 7.6%
    Bank of America
      4.050%, 05/08/06                    $  500      $   500
    Credit Suisse
      4.535%, 10/17/06                       600          600
    Svenska Handels
      4.810%, 12/27/06                       700          700
    Wells Fargo Bank
      4.310%, 02/07/06                     1,000        1,000
                                                 ------------
Total Certificates of Deposit
  (Cost $2,800)                                         2,800
                                                  -----------

COMMERCIAL PAPER -- 66.2%
    Bank of America
      4.250%, 01/31/06 (B)                   600          598
    Barclays
      4.280%, 05/09/06                       800          800
    Cafco LLC
      4.211%, 01/18/06 (B)                   700          699
    Cargill
      4.287%, 01/19/06 (B)                 1,000          998
    Chariot Funding LLC
      4.195%, 01/05/06 (B)                   700          700
    Ciesco LLC
      4.232%, 02/02/06 (B)                   700          697
    Clipper Receivables
      4.225%, 01/05/06 (B)                   800          800
    Columbia University
      4.352%, 02/07/06 (B)                 1,000          995
    Edison Asset
      4.183%, 01/13/06 (B)                   701          700
    Eureka Securities
      4.182%, 01/09/06 (B)                   800          799
    Falcon Asset Securitization
      4.327%, 01/17/06 (B)                   700          699
    GECC
      4.392%, 02/28/06 (B)                 1,300        1,291
    GlaxoSmithKline Plc
      4.343%, 02/13/06 (B)                 1,000          995
    Gold Triparty
      4.317%, 02/23/06 (B)                   700          696
    Jupiter
      4.219%, 01/17/06 (B)                   700          699
    Mass Mutual Funding
      4.268%, 01/20/06 (B)                 1,000          998
    Morgan Stanley
      4.433%, 01/04/06 (B)                   700          700
    Nestle Capital
      4.309%, 02/10/06 (B)                 1,000          995
    New York Life
      4.162%, 01/20/06 (B)                 1,000          998
    Preferred Receivables Funding
      4.306%, 01/13/06 (B)                   700          699
    Procter & Gamble
      4.110%, 01/20/06 (B)                 1,000          998
    Quebec Province
      4.284%, 01/30/06 (B)                 1,000          996
    Toyota Motor Credit
      4.190%, 01/17/06 (B)                 1,000          998
    UBS
      4.316%, 02/01/06 (B)                 1,000          996
    Variable Funding
      4.315%, 01/19/06 (B)                   700          698

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------

COMMERCIAL PAPER -- CONTINUED
    Westdeutsche
      3.970%, 07/14/06                     $ 800        $ 800
    Wilmington Trust
      3.910%, 02/02/06                     1,000        1,000
    Windmill Funding
      4.316 %, 01/25/06 (B)                  700          698
    Yale University
      4.049%, 02/06/06 (B)                   700          697
                                                  -----------
Total Commercial Paper
  (Cost $24,437)                                       24,437
                                                  -----------

FLOATING RATE NOTES -- 5.3%
    American Express Centurion
      4.339%, 02/28/06                     1,000        1,000
    Lothian Mortgages Plc CMO,
      Private Placement 144A, Ser
      4A, Cl A1
      4.369%, 01/24/06                       150           50
    Permanent Financing Plc CMO,
      Ser 7, Cl 1A
      4.320%, 03/10/06                       265          265
    Permanent Financing Plc, Ser
      8, Cl 1A
      4.320%, 06/10/06                       515          515
                                                  -----------
Total Floating Rate Notes
  (Cost $1,930)                                         1,930
                                                  -----------

U.S. GOVERNMENT AGENCY -- 4.3%
    FNMA
      4.000%, 08/08/06                     1,000          998
      3.250%, 07/31/06                       600          598
                                                  -----------
Total U.S. Government Agency
  (Cost $1,596)                                         1,596
                                                  -----------

REPURCHASE AGREEMENT -- 16.8%
  Lehman Brothers, 4.350%, dated
    12/30/05 to be repurchase
    01/03/06, repurchase price
    $6,202,997 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $310,763 to
    $6,328,932, 4.500% to 5.000%,
    10/01/35 to 11/01/35, total
    market value $6,324,001)(A)            6,200        6,200
                                                  -----------
Total Repurchase Agreement
  (Cost $6,200)                                         6,200
                                                  -----------

Total Investments 100.2% +
  (Cost $36,963)                                       36,963
                                                  -----------

Other Assets & Liabilities, Net (0.2)%                    (60)
                                                  -----------

Net Assets-- 100.0%                               $    36,903
                                                  ===========

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund
December 31, 2005 (Unaudited)

144A -- Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $150 (000), representing 0.41% of net assets.
(A) -- Tri-party repurchase agreement
(B) -- Discount Note, rate reflected is the effective yield at the time of purchase.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Plc -- Public Limited Company
Ser -- Series
 Cost figures are shown with "000's" omitted.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                         Old Mutual Advisor Funds II

                                         /s/ David J. Bullock
By (Signature and Title)*                _____________________________________
                                         David J. Bullock, President and Chief
                                         Executive Officer
Date: February 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         /s/ David J. Bullock
By (Signature and Title)*                _____________________________________
                                         David J. Bullock, President and Chief
                                         Executive Officer
Date: February 10, 2006

                                         /s/  Mark E. Black
By (Signature and Title)*                _____________________________________
                                         Mark E. Black, Treasurer and
                                         Chief Financial Officer
Date: February 10, 2006


* Print the name and title of each signing officer under his or her signature.